PAINEWEBBER GLOBAL EQUITY FUND
                                                                   ANNUAL REPORT

PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

     Comparison of the change of a $10,000 investment in PaineWebber Global Equity Fund (Class A) and the Morgan Stanley Capital International (MSCI) World Index from November 30, 1991 through October 31, 1998.

                       [GRAPH]

              PaineWebber Global
                Equity Fund (A)        MSCI World Index
Nov-91             $9,551                 $10,000
Jan-92            $10,224                 $10,534
Apr-92            $10,465                 $10,007
Jul-92            $10,532                 $10,088
Oct-92            $10,382                  $9,967
Jan-93            $10,549                 $10,267
Apr-93            $11,565                 $11,641
Jul-93            $11,683                 $12,060
Oct-93            $13,047                 $12,727
Jan-94            $14,470                 $13,431
Apr-94            $13,889                 $13,085
Jul-94            $14,075                 $13,338
Oct-94            $14,504                 $13,766
Jan-95            $13,082                 $13,105
Apr-95            $14,388                 $14,430
Jul-95            $15,609                 $15,285
Oct-95            $14,751                 $15,145
Jan-96            $15,557                 $16,430
Apr-96            $16,581                 $17,209
Jul-96            $15,837                 $16,707
Oct-96            $16,842                 $17,693
Jan-97            $17,637                 $18,616
Apr-97            $17,518                 $19,072
Jul-97            $20,452                 $22,248
Oct-97            $18,336                 $20,746
Jan-98            $18,847                 $21,976
Apr-98            $22,151                 $24,703
Jul-98            $21,735                 $24,942
Oct-98            $18,800                 $24,001

The graph depicts the performance of PaineWebber Global Equity Fund Class A shares versus the MSCI World index. It is important to note PaineWebber Global Equity Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Past performance is no guarantee of future performance.
The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.


AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 10/31/98
                                             One Year      Five Years     Life****
                         CLASS A*             2.53%          7.58%          9.53%
Before Deducting
Maximum Sales Charge     CLASS B**            1.62%           N/A           6.37%

                         CLASS C***           1.74%          6.76%          8.23%


                         CLASS A*            (2.10)%         6.59%          8.81%
After Deducting
Maximum Sales Charge     CLASS B**           (2.74)%          N/A           5.57%

                         CLASS C***           0.87%          6.76%          8.23%

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
**** Life: since commencement of issuance on November 14, 1991 for Class A shares, August 25, 1995 for Class B shares, and May 10, 1993 for Class C shares.

The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs sponsored by PaineWebber and that may invest in PaineWebber mutual funds as well as the trustee of the PaineWebber 401(k) Plus Plan (formerly known as PaineWebber Savings Investment
Plan). For the year and five years ended October 31, 1998, and since inception on May 10, 1993 through October 31, 1998, Class Y shares have produced average annual total returns of 2.86%, 7.92% and 9.40%, respectively. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ANNUAL REPORT                           PAINEWEBBER EMERGING MARKETS EQUITY FUND


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

       Comparison of the change of a $10,000 investment in PaineWebber Emerging Markets Equity Fund (Class A, C and Y) and the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index from January 31, 1994 through October 31, 1998.

                                       [GRAPH]

            PAINEWEBBER EMERGING      PAINEWEBBER EMERGING      PAINEWEBBER EMERGING
              MARKETS EQUITY             MARKETS EQUITY            MARKETS EQUITY               MSCI EMERGING
               FUND CLASS A               FUND CLASS C              FUND CLASS Y             MARKETS FREE INDEX
Jan-94            $9,549                   $10,000                    $10,000                    $10,000
Apr-94            $8,694                    $9,095                     $9,113                     $8,754
Jul-94            $8,895                    $9,286                     $9,326                     $9,352
Oct-94            $9,485                    $9,884                     $9,950                    $10,441
Jan-95            $7,316                    $7,610                     $7,678                     $8,134
Apr-95            $7,375                    $7,663                     $7,754                     $8,334
Jul-95            $8,116                    $8,410                     $8,539                     $9,001
Oct-95            $7,630                    $7,887                     $8,029                     $8,412
Jan-96            $7,797                    $8,046                     $8,205                     $9,243
Apr-96            $8,172                    $8,418                     $8,606                     $9,534
Jul-96            $7,550                    $7,762                     $7,962                     $8,897
Oct-96            $7,534                    $7,737                     $7,946                     $8,959
Jan-97            $8,100                    $8,294                     $8,547                     $9,774
Apr-97            $8,331                    $8,518                     $8,798                     $9,942
Jul-97            $9,589                    $9,788                    $10,135                    $10,934
Oct-97            $7,479                    $7,613                     $7,904                     $8,198
Jan-98            $6,913                    $7,023                     $7,311                     $7,455
Apr-98            $7,718                    $7,829                     $8,163                     $8,497
Jul-98            $6,228                    $6,301                     $6,584                     $6,772
Oct-98            $5,193                    $5,247                     $5,498                     $5,659


The graph depicts the performance of PaineWebber Emerging Markets Equity Fund shares versus the MSCI Emerging Markets Free Index. It is important to note PaineWebber Emerging Markets Equity Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


Past performance is no guarantee of future performance.
The performance of the classes vary based on the difference in sales charges and fees paid by shareholders in different classes.
Class B shares are not shown because they were first offered at a later date.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 10/31/98
                                           One Year       Life****
                         CLASS A*          (30.56)%       (11.86)%
Before Deducting
Maximum Sales Charge     CLASS B**         (30.69)%       (11.64)%

                         CLASS C***        (31.08)%       (12.53)%


                         CLASS A*          (33.67)%       (12.71)%
After Deducting
Maximum Sales Charge     CLASS B**         (34.15)%       (12.56)%

                         CLASS C***        (31.77)%       (12.53)%


* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
**** Life: since commencement of issuance on January 19, 1994 for Class A and Class C shares, and December 5, 1995 for Class B shares.

The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended October 31, 1998, and since inception on January 19, 1994 through October 31, 1998, Class Y shares have produced average annual total returns of (30.44)% and (11.66)%, respectively. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER ASIA PACIFIC GROWTH FUND                               ANNUAL REPORT

PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

     Comparison of the change of a $10,000 investment in PaineWebber Asia Pacific Growth Fund (Class A, B and C) and the Morgan Stanley Capital International (MSCI) All Country Asia Pacific Free (ex-Japan) Index from March 31, 1997 through October 31, 1998.


                                       [GRAPH]

                                                                                                    MSCI ALL COUNTRY
                 PAINEWEBBER ASIA PACIFIC   PAINEWEBBER ASIA PACIFIC    PAINEWEBBER ASIA PACIFIC   ASIA PACIFIC FREE
                  GROWTH FUND CLASS A        GROWTH FUND CLASS B         GROWTH FUND CLASS C        (EX-JAPAN) INDEX
Mar-97                    $9,549                   $10,000                   $10,000                   $10,000
Apr-97                    $9,534                    $9,976                    $9,976                    $9,933
May-97                   $10,122                   $10,592                   $10,592                   $10,339
Jun-97                   $10,345                   $10,912                   $10,912                   $10,717
Jul-97                   $10,405                   $10,864                   $10,864                   $10,770
Aug-97                    $8,686                    $9,072                    $9,072                    $9,100
Sep-97                    $8,808                    $9,184                    $9,192                    $9,166
Oct-97                    $6,845                    $7,136                    $7,136                    $7,327
Nov-97                    $6,417                    $6,688                    $6,688                    $6,910
Dec-97                    $6,310                    $6,568                    $6,568                    $6,763
Jan-98                    $5,959                    $6,200                    $6,200                    $6,455
Feb-98                    $6,746                    $7,016                    $7,016                    $7,434
Mar-98                    $6,623                    $6,888                    $6,888                    $7,355
Apr-98                    $6,218                    $6,456                    $6,456                    $6,863
May-98                    $5,424                    $5,632                    $5,632                    $6,005
Jun-98                    $4,905                    $5,088                    $5,088                    $5,526
Jul-98                    $4,796                    $4,968                    $4,976                    $5,437
Aug-98                    $4,179                    $4,328                    $4,328                    $4,661
Sep-98                    $4,645                    $4,808                    $4,816                    $5,058
Oct-98                    $5,210                    $5,176                    $5,392                    $5,942


The graph depicts the performance of PaineWebber Asia Pacific Growth Fund shares versus the MSCI All Country Asia Pacific Free (ex-Japan) index. It is important to note PaineWebber Asia Pacific Growth Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


Past Performance is no guarantee of future performance.
The performance of the classes vary based on the difference in sales charges and fees paid by shareholders in different classes.
Class Y shares are not shown because they were first offered at a later date.


AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 10/31/98
                                           One Year       Life****
                         CLASS A*          (23.88)%       (31.48)%
Before Deducting
Maximum Sales Charge     CLASS B**         (24.44)%       (31.98)%

                         CLASS C***        (24.44)%       (31.94)%


                         CLASS A*          (27.29)%       (33.42)%
After Deducting
Maximum Sales Charge     CLASS B**         (28.22)%       (33.69)%

                         CLASS C***        (25.20)%       (31.94)%


* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
**** Life: since commencement of issuance on March 25, 1997 for Class A, Class B and Class C shares.

The Fund offers Class Y shares to a limited group of eligible investors, including the participants in certain investment programs sponsored by PaineWebber and that may invest in PaineWebber mutual funds. The average annual total return of Class Y shares from inception on March 13, 1998 through October 31, 1998 was (21.59)%. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ANNUAL REPORT             PAINEWEBBER GLOBAL EQUITY, EMERGING MARKETS EQUITY AND
                          ASIA PACIFIC GROWTH FUNDS

                                                               December 15, 1998

PAINEWEBBER GLOBAL EQUITY FUND
FUND PROFILE

-    GOAL:
     Long-term growth of capital

-    PORTFOLIO MANAGERS:
     Kirk Barneby and Mark Tincher, Mitchell Hutchins Asset Management Inc.; Scott Opsal, Invista Capital Management, Inc.

-    TOTAL NET ASSETS:
     $396.5 million as of October 31, 1998

-    DIVIDEND PAYMENTS:
     Annually, if any

PAINEWEBBER GLOBAL EQUITY FUND

Top Five Countries
10/31/98 (1)
United States           67.3%

United Kingdom           8.2%

Netherlands              5.0%

Sweden                   4.3%

Finland                  2.8%


Dear Shareholder,

We are pleased to present you with the annual report for PaineWebber Global Equity Fund, PaineWebber Emerging Markets Equity Fund and PaineWebber Asia Pacific Growth Fund for the fiscal year ended October 31, 1998.

PAINEWEBBER GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

[GRAPHIC]
PERFORMANCE--
     The Fund's total return consists of the change in net asset value with dividends reinvested. For the fiscal year ended October 31, 1998, without deducting sales charges, Class A shares gained 2.53%, Class B shares gained 1.62%, Class C shares gained 1.74% and Class Y shares gained 2.86%.

The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 2.10%, Class B shares lost 2.74% and Class C shares gained 0.87%. Class Y shares are not subject to sales charges.

MARKET OVERVIEW--
     The global investment markets endured considerable volatility during the Fund's fiscal year. During the first six months, the international equity markets advanced due to strong economic growth and low interest rates throughout the world. Optimism grew as Europe moved closer to monetary union. Then, toward the end of the Fund's fiscal year, the international markets faltered as investors became increasingly risk averse.

     The markets had been highly valued during the year as a result of high consumer confidence and an attractive investment outlook. As Asia's troubles spread during the year, other markets encountered problems. Russia's currency devaluation in August, in connection with short-term debt problems in Brazil, led investors to demand higher risk premiums and place their funds in safer investments.

MANAGEMENT CHANGE--
     On September 24, 1998, shareholders of the PaineWebber Global Equity Fund approved a change to the Fund's management. As a result, effective October 1, 1998, GE Investment Management no longer serves as the Fund's subadviser. Mitchell Hutchins Asset Management Inc. is now responsible for the asset allocation decision (U.S. versus international allocation) as well as management of the U.S. portion of the Fund's portfolio.

     Invista Capital Management, Inc. will serve as subadviser to the Fund's international portion. Invista has an impressive record in managing comparable international investments. As of August 31, 1998, Invista managed approximately $26 billion in client assets.

NEW INVESTMENT PROCESS--
- Asset allocation decision--Kirk Barneby, Chief Investment Officer of Quantitative Investments, evaluates the


1 All weightings represent percentages of net assets as of October 31, 1998, unless noted otherwise. The Funds are actively managed, and holdings are subject to change.

                                                                   ANNUAL REPORT


     Fund's U.S./international allocation each month using a proprietary model.

- U.S. investment selection--Mark Tincher, Chief Investment Officer of Equity Investments, uses the Mitchell Hutchins Factor Valuation Model and equity research team to identify undervalued companies with relatively strong earnings momentum.
- International investment selection--Scott Opsal, Chief Investment Officer of Invista, takes a bottom-up, value-oriented approach to investing in international stocks that sell at below-average multiples relative to similar companies around the world.

PORTFOLIO HIGHLIGHTS--
     The Fund entered 1998 with low exposure in the Far Eastern markets, and therefore was little affected by the region's poor performance later in the year. The Fund's position in Latin American equities significantly hurt performance, as that market lost 40% during the fiscal year. An overweighting in continental Europe helped performance for much of the year. After the transition to Invista as the Fund's sub-adviser, the international portion of the Fund was positioned defensively to limit its downside risk.

OUTLOOK--
     The Fund remains overweighted in Europe (30.41%),(1) which despite the world's troubles still has the most robust economic outlook of the developed markets. For example, the United Kingdom continues to provide investment opportunities for U.K.-domiciled companies with worldwide operations.

     We expect current economic conditions in the United States--slow growth, low inflation and low interest rates--to continue into 1999. It is difficult to predict what will happen to stock prices given their current volatility, but we look for slower, steadier growth once the markets stabilize.

     Japan seems to be on the right track to taking appropriate bank reform measures; however, it still must concentrate on working out bad debts. We expect lower prices for Japanese stocks as earnings estimates are lowered. We continue to monitor the Asian markets in hope of identifying attractive investments when the market turns.

     Latin America continues to face economic weakness, although we now are seeing prices that more fully reflect that outlook. We are researching opportunities where we think the stock price has overly discounted the company's prospects.

PAINEWEBBER EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

[GRAPHIC]
PERFORMANCE--
     The Fund's total return consists of the change in net asset value with dividends reinvested. For the fiscal year ended October 31, 1998, without deducting sales charges, Class A shares lost 30.56%, Class B shares lost 30.69%, Class C shares lost 31.08% and Class Y shares lost 30.44%.

     The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 33.67%, Class B shares lost 34.15% and Class C shares lost 31.77%. Class Y shares are not subject to sales charges.

MARKET OVERVIEW--

     The crisis in emerging markets, which began with the devaluation of the Thai currency in July 1997, spread



PAINEWEBBER GLOBAL EQUITY FUND

Top Five Sectors,
10/31/98 (1)
Consumer Cyclical        21.1%

Financial Services       18.6%

Utilities                12.2%

Consumer Noncyclical     10.6%

HealthCare                8.6%


PAINEWEBBER GLOBAL EQUITY FUND

Top Five Stocks,
10/31/98 (1)
Merita PLC                1.5%

Citigroup, Inc.           1.2%

BellSouth Corp.           1.2%

Dell Computer Corp.       1.1%


     (1) All weightings represent percentages of net assets as of October 31, 1998, unless noted otherwise. The Funds are actively managed, and holdings are subject to change.

ANNUAL REPORT             PAINEWEBBER GLOBAL EQUITY, EMERGING MARKETS EQUITY,
                          ASIA PACIFIC GROWTH FUNDS

PAINEWEBBER EMERGING
MARKETS EQUITY FUND
FUND PROFILE

-    GOAL:
     Long-term capital appreciation

-    PORTFOLIO MANAGERS:
     John Troiano, Schroder Capital Management International Inc.

-    TOTAL NET ASSETS:
     $8.2 million as of October 31, 1998

-    DIVIDEND PAYMENTS:
     Annually, if any


PAINEWEBBER EMERGING MARKETS EQUITY FUND

Top Five Countries
10/31/98 (1)
Brazil               10.5%

South Africa         10.4%

Mexico               10.2%

Korea                 9.4%

India                 6.9%


to Russia, Latin America and most recently Brazil. What began as a local concern gradually became global, with investors becoming increasingly risk averse. Capital was withdrawn, international lending and borrowing declined and many economies in the region weakened or shrank.

     In the past fiscal year, Greece and Portugal were least affected by the turbulence as falling inflation and low interest rates supported their economies. Both countries also benefited from their upcoming participation in the European Monetary Union (EMU). Russian stocks suffered dramatically, losing almost 90% of their value over the period. The crisis in Russia impacted other countries in Eastern Europe, resulting in a decline in investor sentiment. Latin America's current account balances came under pressure as a result of falling commodity prices; these problems were exacerbated by a downturn in capital flows.

PORTFOLIO HIGHLIGHTS--
     In this environment, the Fund's strategy was defensive. The Fund benefited from strong country selection including overweightings in Korea and continental Europe, and underweightings in those markets most severely affected by the Asian crisis, notably Russia and Latin America. Stock selection generally detracted from performance as the Fund remained concentrated in high-quality companies with solid long-term growth prospects. In many of these markets, liquidity considerations drove performance over the year, ignoring stock fundamentals. Management believes that as some stability begins to return to markets, long-term fundamentals will once again drive share prices.

OUTLOOK--
     Management's outlook for emerging markets remains cautious. We believe that emerging markets growth in general will remain weak next year due to high interest rates and weak export markets.

     Our current outlook for Asian and European Markets is positive. We prefer Asia and Europe to Latin America. Within Asia, the Fund moved from an underweight to a neutral position in recent months (29.5%), (1) with its largest exposure in Korea (9.4%). Korea and Thailand were the first countries into the crisis, and we believe they are taking the necessary steps to turn their economies around. We also continue to favor Hungary and Poland due to their attractive valuations and favorable economic outlooks.


PAINEWEBBER EMERGING MARKETS EQUITY FUND

Top Five Stocks,
10/31/98 (1)
Telefonos de
Mexico S.A.                 3.6%

Samsung Electronics
Corp.                       2.7%

Telecomunicacoes de
Sao Paulo S.A.              2.5%

Centrars Electricas
Brasileiras S.A.            1.9%

YPF Sociedad Anonima
Seires D ADR                1.3%


PAINEWEBBER ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------

[GRAPHIC]
PERFORMANCE--
     The Fund's total return consists of the change in net asset value with dividends reinvested. For the fiscal year ended October 31, 1998, without deducting sales charges, Class A shares lost 23.88%, Class H shares lost 24.44% and Class C shares lost 24.44%. Since inception on March 13, 1998, Class Y shares lost 21.59%.

     The Fund's total return

                                                                   ANNUAL REPORT


may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 27.29%, Class B shares lost 28.22% and Class C shares lost 25.20%. Class Y shares are not subject to sales charges.

MARKET OVERVIEW--
     This fiscal year was marked by significant market volatility in the Asia-Pacific region, beginning with currency devaluations in emerging countries and spreading to developed markets. The end of fixed exchange rates and the resulting rise in interest rates worsened the operating environment of two significant industries in the region--real estate and banking. Government intervention in Malaysia and Hong Kong added to concerns. In Malaysia, the announcement of capital controls shocked investors and led to an effective closure of the stock market.

     In September and October 1998 the region's markets rallied as interest rates were cut and as central banks and governments appeared more ready to respond to evidence of slowing global growth.

PORTFOLIO HIGHLIGHTS--
     During the fiscal year, the Fund favored companies in the consumer staples, telecommunications, and utility sectors. Generally, we emphasize quality companies with solid domestic franchises. In many of these markets, liquidity considerations drove performance over the year, ignoring stock fundamentals. Management believes that as some stability begins to return to markets, long-term fundamentals once again will drive share prices.

     At the end of the fiscal year, the Fund was overweighted in Australia (28.8%)(1) and Singapore (9.1%)--Australia due to its steadiness and Singapore because the government continues to focus on maintaining the nation's competitive advantages. The Hong Kong position was reduced during the period as the macroeconomic environment there deteriorated (26.5%). During the second half of the fiscal year we began to favor Korea (7.8%) and Thailand (1.8%). These two countries were the first into the crisis and we believe their governments' proactive responses are likely to help turn their economies around.

OUTLOOK--
     Management continues to take a long-term view of the region and expects to continue a defensive focus. We believe a resumption of more positive investor sentiment depends on continued currency stability and lower interest rates. The shorter-term outlook for the markets is likely to be influenced by external developments in the U.S. and Brazil. Economic data still indicate stress within the region and management expects the Asian economies to remain weak into the first half of 1999.

     Hong Kong remains one of the more flexible economies within the region, and probably will adapt to the changing environment. Malaysia's imposition of capital controls is a negative factor for Singapore's growth outlook, but events have underscored the strength of Singapore's government by comparison. In response to the crisis, the government continues to focus on ways to maintain Singapore's competitive advantages, for example, by cutting costs.

     PAINEWEBBER ASIA PACIFIC GROWTH FUND
     FUND PROFILE

-    GOAL:
     Long-term capital appreciation

-    PORTFOLIO MANAGERS:
     Louise Croset and Heather Crighton, Schroder Capital Management International Inc.

-    TOTAL NET ASSETS:
     $30.5 million as of October 31, 1998

-    DIVIDEND PAYMENTS:
     Annually, if any


PAINEWEBBER ASIA PACIFIC GROWTH FUND

Top Five Countries,
10/31/98 (1)
Australia              28.8%

Hong Kong              26.5%

Singapore               9.1%

Korea                   7.8%

Taiwan                  7.3%

ANNUAL REPORT             PAINEWEBBER GLOBAL EQUITY, EMERGING MARKETS EQUITY,
                          ASIA PACIFIC GROWTH FUNDS


PAINEWEBBER ASIA PACIFIC GROWTH FUND

Top Five Stocks,
10/31/98 (1)
Hutchison Whampoa
Ltd                        3.8%

Cheung Kong Holdings
Ltd                        3.4%

News Corp. Ltd             2.8%

Hong Kong Telecom
Co. Ltd                    2.3%

Westpac Banking
Corp.                      2.3%


     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

     For a quarterly FUND PROFILE on PaineWebber Asia Pacific Growth Fund, PaineWebber Emerging Markets Equity Fund and PaineWebber Global Equity Fund or another fund in the PaineWebber Family of Funds(2), please contact your investment executive.

Sincerely,

/s/ Margo Alexander                /s/ T. Kirkham Barneby             /s/ Mark A. Tincher

MARGO ALEXANDER                    T. KIRKHAM BARNEBY                 MARK A. TINCHER
President,                         Managing Director and              Managing Director and
Mitchell Hutchins                  Chief Investment Officer--         Chief Investment
Asset Management Inc.              Quantitative Investments           Officer--Equities
                                   Mitchell Hutchins                  Mitchell Hutchins
                                   Asset Management Inc.              Asset Management Inc.
                                                                      Portfolio Manager, PaineWebber
                                                                      Global Equity Fund


/s/ Louise Croset                  /s/ Heather Crighton               /s/ John Troiano

LOUISE CROSET                      HEATHER CRIGHTON                   JOHN TROIANO
Portfolio Manager, PaineWebber     Portfolio Manager,                 Portfolio Manager,
Asia Pacific Growth Fund           PaineWebber Asia Pacific           PaineWebber Emerging
                                   Growth Fund                        Markets Equity Fund


/s/ Scott Opsal

SCOTT OPSAL
Portfolio Manager,
PaineWebber Global
Equities Fund

     This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended October 31, 1998, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.


     (1) All weightings represent percentages of net assets as of October 31, 1998, unless noted otherwise. The Funds are actively managed, and holdings are subject to change.

     (2) Mutual funds are sold by prospectus only. The prospectus for the funds contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER GLOBAL EQUITY FUND

PERFORMANCE RESULTS(UNAUDITED)

                                             NET ASSET VALUE                          TOTAL RETURN(1)
                                 ----------------------------------------   -----------------------------------
                                                                             12 MONTHS ENDED       6 MONTHS
                                  10/31/98     04/30/98       10/31/97          10/31/98        ENDED 10/31/98
---------------------------------------------------------------------------------------------------------------
Class A Shares                     $16.27       $19.17       $ 18.37               2.53%            (15.13)%
---------------------------------------------------------------------------------------------------------------
Class B Shares                      15.43        18.26         17.69               1.62             (15.50)
---------------------------------------------------------------------------------------------------------------
Class C Shares                      15.45        18.28         17.69               1.74             (15.48)
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
11/14/91-12/31/91                  $12.00       $12.29           --                --                 2.42%
---------------------------------------------------------------------------------------------------------------
1992                                12.29        12.45       $  0.1610         $   0.0800             3.26
---------------------------------------------------------------------------------------------------------------
1993                                12.45        16.07          0.2100             --                30.77
---------------------------------------------------------------------------------------------------------------
1994                                16.07        14.43          1.2530             --                (2.38)
---------------------------------------------------------------------------------------------------------------
1995                                14.43        15.81          0.5743             --                13.54
---------------------------------------------------------------------------------------------------------------
1996                                15.81        17.57          0.5784             --                14.80
---------------------------------------------------------------------------------------------------------------
1997                                17.57        16.14          2.4768             --                 6.34
---------------------------------------------------------------------------------------------------------------
01/01/98-10/31/98                   16.14        16.27           --                --                 0.81
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  5.2535         $   0.0800
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/98:        88.63%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
08/25/95-12/31/95                  $15.83       $15.46       $  0.5743             --                 1.29%
---------------------------------------------------------------------------------------------------------------
1996                                15.46        17.03          0.5784             --                13.91
---------------------------------------------------------------------------------------------------------------
1997                                17.03        15.42          2.4768             --                 5.49
---------------------------------------------------------------------------------------------------------------
01/01/98-10/31/98                   15.42        15.43           --                --                 0.06
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  3.6295         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/98:        21.78%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93                  $13.80       $15.99       $  0.2100             --                17.39%
---------------------------------------------------------------------------------------------------------------
1994                                15.99        14.23          1.2530             --                (3.12)
---------------------------------------------------------------------------------------------------------------
1995                                14.23        15.46          0.5743             --                12.67
---------------------------------------------------------------------------------------------------------------
1996                                15.46        17.03          0.5784             --                13.91
---------------------------------------------------------------------------------------------------------------
1997                                17.03        15.43          2.4768             --                 5.55
---------------------------------------------------------------------------------------------------------------
01/01/98-10/31/98                   15.43        15.45           --                --                 0.13
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  5.0925         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/98:        54.27%
---------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds as well as the trustee of the PaineWebber 401(k) Plus Plan (formerly known as PaineWebber Savings Investment Plan). For the year ended October 31, 1998, the five years ended October 31, 1998, and for the period from May 10, 1993, through October 31, 1998, Class Y shares had a total return of 2.86%, 46.42% and 63.61%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PERFORMANCE RESULTS(UNAUDITED)

                                             NET ASSET VALUE                          TOTAL RETURN(1)
                                 ----------------------------------------   ------------------------------------
                                                                             12 MONTHS ENDED        6 MONTHS
                                  10/31/98     04/30/98       10/31/97          10/31/98         ENDED 10/31/98
----------------------------------------------------------------------------------------------------------------
Class A Shares                     $ 6.52       $ 9.69       $  9.39              (30.56)%           (32.71)%
----------------------------------------------------------------------------------------------------------------
Class B Shares                       6.37         9.45          9.19              (30.69)            (32.59)
----------------------------------------------------------------------------------------------------------------
Class C Shares                       6.32         9.43          9.17              (31.08)            (32.98)
----------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
01/19/94-12/31/94                  $12.00       $10.49           --                --               (12.58)%
---------------------------------------------------------------------------------------------------------------
1995                                10.49         9.26           --            $   0.0517           (11.20)
---------------------------------------------------------------------------------------------------------------
1996                                 9.26         9.71           --                --                 4.86
---------------------------------------------------------------------------------------------------------------
1997                                 9.71         9.27           --                --                (4.53)
---------------------------------------------------------------------------------------------------------------
01/01/98-10/31/98                    9.27         6.52           --                --               (29.67)
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0517
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/98:       (45.35)
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
12/05/95-12/31/95                  $ 9.13       $ 9.18           --                --                 0.55%
---------------------------------------------------------------------------------------------------------------
1996                                 9.18         9.56           --                --                 4.14
---------------------------------------------------------------------------------------------------------------
1997                                 9.56         9.06           --                --                (5.23)
---------------------------------------------------------------------------------------------------------------
01/01/98-10/31/98                    9.06         6.37           --                --               (29.69)
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/98:       (30.23)
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
01/19/94-12/31/94                  $12.00       $10.42           --                --               (13.17)%
---------------------------------------------------------------------------------------------------------------
1995                                10.42         9.18           --            $   0.0034           (11.87)
---------------------------------------------------------------------------------------------------------------
1996                                 9.18         9.55           --                --                 4.03
---------------------------------------------------------------------------------------------------------------
1997                                 9.55         9.04           --                --                (5.34)
---------------------------------------------------------------------------------------------------------------
01/01/98-10/31/98                    9.04         6.32           --                --               (30.09)
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0034
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/98:       (47.31)
---------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

Note: The Fund offers Class Y shares to a limited group of eligible investors including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the year ended October 31, 1998 and since inception, January 19, 1994 through October 31, 1998, Class Y shares had a total return of (30.44)% and (44.75)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

PERFORMANCE RESULTS(UNAUDITED)

                                             NET ASSET VALUE                         TOTAL RETURN(1)
                                 ----------------------------------------   ----------------------------------
                                                                               12 MONTHS         SIX MONTHS
                                  10/31/98        04/30/98       10/31/97    ENDED 10/31/98    ENDED 10/31/98
--------------------------------------------------------------------------------------------------------------
Class A Shares                     $ 6.82        $  8.14          $ 8.96        (23.88)%           (16.22)%
--------------------------------------------------------------------------------------------------------------
Class B Shares                       6.74           8.07            8.92        (24.44)            (16.48)
--------------------------------------------------------------------------------------------------------------
Class C Shares                       6.74           8.07            8.92        (24.44)            (16.48)
--------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                  $12.50       $ 8.26           --                --               (33.92)%
---------------------------------------------------------------------------------------------------------------
01/01/98-10/31/98                    8.26         6.82           --                --               (17.43)
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/98:       (45.44)%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                  $12.50       $ 8.21           --                --               (34.32)%
---------------------------------------------------------------------------------------------------------------
01/01/98-10/31/98                    8.21         6.74           --                --               (17.90)
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/98:       (46.08)%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                  $12.50       $ 8.21           --                --               (34.32)%
---------------------------------------------------------------------------------------------------------------
01/01/98-10/31/98                    8.21         6.74           --                --               (17.90)
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/98:       (46.08)%
---------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. Since inception, March 13, 1998 through October 31, 1998, Class Y shares had a total return of (21.59)%. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The above data represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 1998

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--92.65%
ARGENTINA--0.78%
ENERGY SOURCES--0.78%
      107,000    YPF Sociedad Anonima, ADR.....   $   3,096,312
                                                  -------------
AUSTRALIA--0.58%
BANKS--0.58%
      174,000    National Australia Bank,
                   Ltd. .......................       2,307,160
                                                  -------------
AUSTRIA--0.77%
ENERGY SOURCES--0.40%
       17,000    OMV AG........................       1,594,594
                                                  -------------
MATERIALS & COMMODITIES--0.37%
       47,000    RHI AG........................       1,472,216
                                                  -------------
Total Austria Common Stocks....................       3,066,810
                                                  -------------
CANADA--1.48%
BANKS--0.63%
       54,000    Royal Bank of Canada..........       2,484,000
                                                  -------------
MULTI INDUSTRY--0.85%
      179,000    Imasco Ltd....................       3,364,226
                                                  -------------
Total Canada Common Stocks.....................       5,848,226
                                                  -------------
DENMARK--0.71%
FOOD & HOUSEHOLD PRODUCTS--0.71%
       51,000    Danisco A/S...................       2,818,037
                                                  -------------
FINLAND--2.79%
BANKS--1.47%
    1,084,889    Merita PLC....................       5,814,213
                                                  -------------
CHEMICALS--0.32%
      155,000    Kemira OY.....................       1,276,796
                                                  -------------
ELECTRICAL & ELECTRONICS--0.62%
       26,966    Nokia OYJ "A" Shares..........       2,454,131
                                                  -------------
FOREST PRODUCTS, PAPER--0.38%
       63,000    UPM--Kymmene OY...............       1,506,848
                                                  -------------
Total Finland Common Stocks....................      11,051,988
                                                  -------------
FRANCE--2.36%
BEVERAGES & TOBACCO--0.68%
       45,400    Seita.........................       2,696,593
                                                  -------------

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
FRANCE--(CONCLUDED)
BUILDING MATERIALS & COMPONENTS--0.78%
       30,300    Lafarge.......................   $   3,097,680
                                                  -------------
ENERGY SOURCES--0.48%
       16,302    Elf Aquitaine.................       1,886,677
                                                  -------------
INSURANCE--0.42%
       14,890    AXA UAP.......................       1,683,061
                                                  -------------
Total France Common Stocks.....................       9,364,011
                                                  -------------
GERMANY--0.66%
HEALTH & PERSONAL CARE--0.66%
       63,000    Hoechst AG....................       2,631,814
                                                  -------------
IRELAND--0.87%
BANKS--0.87%
      189,000    Bank of Ireland...............       3,455,896
                                                  -------------
ISRAEL--1.07%
ELECTRICAL & ELECTRONICS--0.83%
       99,295    ECI Telecommunications Ltd....       3,289,147
                                                  -------------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.24%
       27,500    Orbotech Ltd.*................         962,500
                                                  -------------
Total Israel Common Stocks.....................       4,251,647
                                                  -------------
ITALY--2.10%
BANKS--0.73%
      189,000    San Paolo-IMI SPA.............       2,904,943
                                                  -------------
ENERGY SOURCES--0.38%
      252,000    ENI SPA.......................       1,498,582
                                                  -------------
WIRELESS TELECOMMUNICATIONS--0.99%
      779,000    Telecom Italia SPA............       3,924,577
                                                  -------------
Total Italy Common Stocks......................       8,328,102
                                                  -------------
JAPAN--0.31%
APPLIANCES & HOUSEHOLD DURABLES--0.31%
       19,600    Sony Corp.....................       1,244,124
                                                  -------------
MEXICO--0.89%
BEVERAGES & TOBACCO--0.39%
       77,453    Panamerican Beverages, Inc.
                   Class A ADR.................       1,568,423
                                                  -------------

PAINEWEBBER GLOBAL EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--(CONTINUED)
MEXICO--(CONCLUDED)
MULTI INDUSTRY--0.50%
       78,893    Desc S.A. De C.V..............   $   1,489,105
      524,595    Desc S.A. de C.V. Series B....         478,509
                                                  -------------
                                                      1,967,614
                                                  -------------
Total Mexico Common Stocks.....................       3,536,037
                                                  -------------
NETHERLANDS--5.03%
APPLIANCE & HOUSEHOLD DURABLES--0.95%
       71,127    Philips Electronics N.V.......       3,783,898
                                                  -------------
BUSINESS & PUBLIC SERVICES--0.75%
      116,000    Vedior N.V. CVA...............       2,955,177
                                                  -------------
FINANCIAL SERVICES--0.35%
       28,336    Internationale Nederlander
                   Groep N.V...................       1,370,962
                                                  -------------
FOOD & HOUSEHOLD PRODUCTS--1.44%
       43,000    Benckiser N.V.................       2,437,154
       44,200    Unilever N.V..................       3,278,717
                                                  -------------
                                                      5,715,871
                                                  -------------
FOREST PRODUCTS, PAPER--0.53%
      117,000    Buhrmann N.V..................       2,097,728
                                                  -------------
MACHINERY & ENGINEERING--0.31%
       97,000    New Holland N.V. .............       1,224,625
                                                  -------------
WIRELESS TELECOMMUNICATIONS--0.70%
       71,500    Kon KPN N.V...................       2,778,185
                                                  -------------
Total Netherlands Common Stocks................      19,926,446
                                                  -------------
NEW ZEALAND--0.65%
WIRELESS TELECOMMUNICATIONS--0.65%
      630,000    Telecom Corp. of New Zealand
                   Ltd.........................       2,585,528
                                                  -------------
NORWAY--0.77%
BANKS--0.00%
        1,966    Den Norske Bank...............           6,915
                                                  -------------
MULTI INDUSTRY--0.77%
      179,000    Orkla ASA.....................       3,026,482
                                                  -------------
Total Norway Common Stocks.....................       3,033,397
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
SOUTH AFRICA--0.39%
ENERGY SOURCES--0.39%
      312,000    Sasol Ltd.....................   $   1,530,040
                                                  -------------
SPAIN--0.87%
ENERGY SOURCES--0.87%
       68,456    Repsol S.A....................       3,435,922
                                                  -------------
SWEDEN--4.30%
BANKS--0.81%
       76,000    Svenska Handelsbanken A
                   shares......................       3,198,309
                                                  -------------
BEVERAGES & TOBACCO--0.71%
      795,000    Swedish Match AB..............       2,800,730
                                                  -------------
HEALTH & PERSONAL CARE--1.48%
      147,000    Astra AB Series A.............       2,382,206
       66,169    Pharmacia & Upjohn Inc. ADR...       3,502,821
                                                  -------------
                                                      5,885,027
                                                  -------------
INDUSTRIAL PARTS--0.39%
       46,068    Autoliv, Inc..................       1,534,420
                                                  -------------
MULTI INDUSTRY--0.52%
      226,000    Trelleborg AB.................       2,070,074
                                                  -------------
WIRELESS TELECOMMUNICATIONS--0.39%
       68,562    Ericsson LM B shares..........       1,545,851
                                                  -------------
Total Sweden Common Stocks.....................      17,034,411
                                                  -------------
SWITZERLAND--2.69%
FOOD & HOUSEHOLD PRODUCTS--0.81%
        1,500    Nestle S.A....................       3,187,486
                                                  -------------
HEALTH & PERSONAL CARE--0.93%
        2,054    Novartis AG...................       3,697,897
                                                  -------------
INSURANCE--0.26%
        1,690    Zurich Allied AG..............       1,026,245
                                                  -------------
WIRELESS TELECOMMUNICATIONS--0.69%
        8,100    Swisscom AG...................       2,743,231
                                                  -------------
Total Switzerland Common Stocks................      10,654,859
                                                  -------------

PAINEWEBBER GLOBAL EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--(CONTINUED)
UNITED KINGDOM--8.19%
BANKS--0.46%
       85,000    Barclays PLC..................   $   1,830,943
                                                  -------------
BEVERAGES & TOBACCO--1.48%
      300,000    Diageo PLC....................       3,238,608
      258,000    Imperial Tobacco PLC..........       2,629,749
                                                  -------------
                                                      5,868,357
                                                  -------------
BROADCASTING & PUBLISHING--0.44%
      714,000    Mirror Group PLC..............       1,741,743
                                                  -------------
BUSINESS & PUBLIC SERVICES--0.71%
      568,000    WPP Group PLC.................       2,823,463
                                                  -------------
ELECTRICAL & ELECTRONICS--0.28%
      529,408    FKI PLC.......................       1,116,448
                                                  -------------
FINANCIAL SERVICES--0.19%
      100,000    Amvescap PLC..................         766,554
                                                  -------------
FOOD & HOUSEHOLD PRODUCTS--0.74%
      169,000    Reckitt & Colman PLC..........       2,921,894
                                                  -------------
INDUSTRIAL PARTS--0.35%
      636,000    Mayflower Corp. PLC...........       1,399,781
                                                  -------------
INSURANCE--0.81%
      112,737    CGU PLC.......................       1,785,930
      156,444    Royal Sun Alliance PLC........       1,432,266
                                                  -------------
                                                      3,218,196
                                                  -------------
LEISURE & TOURISM--0.68%
      373,000    Carlton Communications PLC....       2,678,203
                                                  -------------
MACHINERY & ENGINEERING--0.42%
      125,000    Smiths Industries PLC.........       1,673,699
                                                  -------------
MATERIALS & COMMODITIES--0.61%
      523,000    Bunzl PLC.....................       2,415,951
                                                  -------------
MULTI INDUSTRY--1.02%
      233,000    Charter PLC...................       1,162,116
    1,366,000    Cookson Group PLC.............       2,857,841
                                                  -------------
                                                      4,019,957
                                                  -------------
RAILROADS--0.00%
          456    Railtrack Group PLC...........          12,249
                                                  -------------
Total United Kingdom Common Stocks.............      32,487,438
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
UNITED STATES--54.39%
AIRLINES--0.95%
       19,400    Alaska Air Group, Inc.........   $     697,188
       27,700    AMR Corp.*....................       1,855,900
       21,700    US Airways Group, Inc.*.......       1,227,406
                                                  -------------
                                                      3,780,494
                                                  -------------
APPAREL, RETAIL--0.65%
      136,400    TJX Companies, Inc............       2,583,075
                                                  -------------
APPAREL, TEXTILES--0.25%
       34,300    Westpoint Stevens Inc.*.......         975,406
                                                  -------------
BANKS--2.80%
       57,900    Bank of New York Co. Inc......       1,827,469
       58,500    Bank One Corp.................       2,859,187
       43,900    Mellon Bank Corp..............       2,639,488
       44,500    The Chase Manhattan Corp......       2,528,156
       34,100    Wells Fargo & Co..............       1,268,094
                                                  -------------
                                                     11,122,394
                                                  -------------
COMPUTER HARDWARE--3.23%
       43,900    Cisco Systems, Inc.*..........       2,765,700
       72,700    Compaq Computer Corp..........       2,299,137
       63,300    Dell Computer Corp.*..........       4,146,150
       14,700    International Business
                   Machines....................       2,182,031
       52,700    Unisys Corp.*.................       1,403,138
                                                  -------------
                                                     12,796,156
                                                  -------------
COMPUTER SOFTWARE--2.53%
       77,900    Autodesk, Inc.................       2,429,506
       29,200    BMC Software Inc.*............       1,403,425
       72,700    Cadence Design Systems,
                   Inc.*.......................       1,553,963
       29,200    Compuware Corp.*..............       1,582,275
       41,200    Networks Associates Inc.*.....       1,751,000
       50,700    Sterling Software Inc.*.......       1,327,706
                                                  -------------
                                                     10,047,875
                                                  -------------
CONSUMER DURABLES--1.45%
       40,500    Furniture Brands International
                   Inc.*.......................         870,750
       36,600    HON Industries, Inc...........         775,463
       75,000    Interface, Inc................         923,437
       48,200    Maytag Corp...................       2,382,887
       36,200    Herman Miller Inc.............         798,663
                                                  -------------
                                                      5,751,200
                                                  -------------
DEFENSE/ AEROSPACE--1.51%
       59,700    Allied-Signal, Inc............       2,324,569

PAINEWEBBER GLOBAL EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--(CONTINUED)
UNITED STATES--(CONTINUED)
DEFENSE/ AEROSPACE--(CONCLUDED)
       25,300    Lockheed Martin Corp..........   $   2,817,787
       19,400    Precision Castparts Corp......         853,600
                                                  -------------
                                                      5,995,956
                                                  -------------
DIVERSIFIED RETAIL--2.46%
       77,800    Dayton Hudson Corp............       3,296,775
       80,300    Family Dollar Stores Inc......       1,455,438
       58,300    Federated Department Stores,
                   Inc.*.......................       2,240,906
       34,900    Fred Meyer Inc.*..............       1,860,606
       39,000    Saks Inc.*....................         887,250
                                                  -------------
                                                      9,740,975
                                                  -------------
DRUGS & MEDICINE--4.18%
       58,500    American Home Products
                   Corp........................       2,851,875
       40,200    Amerisource Health Corp.*.....       2,107,988
       23,100    Biogen, Inc.*.................       1,605,450
       14,500    Bristol-Myers Squibb Co.......       1,603,156
       23,000    Schering-Plough Corp..........       2,366,125
       48,700    Warner Lambert Co.............       3,816,862
       39,800    Watson Pharmaceuticals,
                   Inc.*.......................       2,213,875
                                                  -------------
                                                     16,565,331
                                                  -------------
ELECTRIC UTILITIES--1.28%
       39,000    AES Corp......................       1,596,562
       33,100    Consolidated Edison Co. of New
                   York, Inc...................       1,659,137
       21,500    Energy East Corp..............       1,050,813
       21,700    Utilicorp United Inc..........         779,844
                                                  -------------
                                                      5,086,356
                                                  -------------
ELECTRICAL EQUIPMENT--0.82%
       82,800    SCI Systems Inc.*.............       3,270,600
                                                  -------------
ENERGY RESERVES & PRODUCTION--0.47%
       33,100    Amoco Corp....................       1,857,738
                                                  -------------
ENTERTAINMENT--0.62%
        4,400    Viacom Inc., Class A..........         261,250
       36,600    Viacom, Inc., Class B*........       2,191,425
                                                  -------------
                                                      2,452,675
                                                  -------------
ENVIRONMENTAL SERVICES--0.65%
       31,100    Republic Services Inc.*.......         680,313
       41,700    Waste Management Inc..........       1,881,712
                                                  -------------
                                                      2,562,025
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
UNITED STATES--(CONTINUED)
FINANCIAL SERVICES--1.82%
       20,000    Associates First Capital
                   Corp........................   $   1,410,000
       39,000    CIT Group, Inc................       1,065,187
      100,421    Citigroup, Inc................       4,726,040
                                                  -------------
                                                      7,201,227
                                                  -------------
FOOD RETAIL--1.89%
       57,500    Food Lion Inc.................         632,500
       39,000    Kroger Co.*...................       2,164,500
       38,200    Safeway Inc.*.................       1,826,438
       48,700    Starbucks Corp.*..............       2,112,362
       19,100    Whole Foods Market Inc.*......         765,194
                                                  -------------
                                                      7,500,994
                                                  -------------
FOREST PRODUCTS, PAPER--1.11%
       68,200    Fort James Corp...............       2,749,312
       62,800    United Stationers Inc.*.......       1,664,200
                                                  -------------
                                                      4,413,512
                                                  -------------
GAS UTILITY--0.77%
       36,600    Columbia Gas System, Inc......       2,118,225
       19,100    K N Energy, Inc...............         949,031
                                                  -------------
                                                      3,067,256
                                                  -------------
HOUSEHOLD PRODUCTS--0.20%
       28,600    Viad Corp.....................         784,713
                                                  -------------
INDUSTRIAL PARTS--2.90%
       22,800    American Standard Companies,
                   Inc.*.......................         728,175
       43,900    Crane Co......................       1,264,869
       59,500    Ingersoll Rand Co.............       3,004,750
       69,900    Mettler Toledo International
                   Inc.*.......................       1,529,062
       22,800    SPX Corp.*....................       1,241,175
       39,100    United Technologies Corp......       3,724,275
                                                  -------------
                                                     11,492,306
                                                  -------------
INDUSTRIAL SERVICES/SUPPLIES--0.94%
       60,000    Tyco International Ltd........       3,716,250
                                                  -------------
INFORMATION & COMPUTER SERVICES--0.37%
       13,600    Computer Sciences Corp.*......         717,400
       19,200    Valassis Communications
                   Inc.*.......................         765,600
                                                  -------------
                                                      1,483,000
                                                  -------------
LEISURE--0.78%
       39,800    Eastman Kodak Co..............       3,084,500
                                                  -------------

PAINEWEBBER GLOBAL EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--(CONCLUDED)
UNITED STATES--(CONTINUED)
LIFE INSURANCE--2.07%
       30,300    American General Corp.........   $   2,075,550
       69,200    Conseco Inc...................       2,400,375
       34,200    Protective Life Corp..........       1,267,538
       39,000    Reliastar Financial Corp......       1,708,687
       10,500    SunAmerica Inc................         740,250
                                                  -------------
                                                      8,192,400
                                                  -------------
LONG DISTANCE & PHONE COMPANIES--4.59%
       58,500    Bell Atlantic Corp............       3,107,813
       58,500    BellSouth Corp................       4,669,031
       17,200    Century Telephone Enterprises,
                   Inc.........................         977,175
       51,600    GTE Corp......................       3,028,275
       42,600    MCI Worldcom Inc.*............       2,353,650
       87,590    SBC Communications, Inc.......       4,056,512
                                                  -------------
                                                     18,192,456
                                                  -------------
MANUFACTURING--HIGH TECHNOLOGY--0.15%
        6,600    Sensormatic Electronics
                   Corp........................          37,125
       10,200    Tellabs, Inc.*................         561,000
                                                  -------------
                                                        598,125
                                                  -------------
MEDICAL PROVIDERS--0.64%
       39,400    Tenet Healthcare Corp.*.......       1,100,738
       19,400    Wellpoint Health Networks
                   Inc.*.......................       1,428,325
                                                  -------------
                                                      2,529,063
                                                  -------------
MINING & METALS--0.29%
       23,100    Martin Marietta Materials,
                   Inc.........................       1,133,344
                                                  -------------
MOTOR VEHICLES--1.39%
       38,500    Borg Warner Automotive Inc....       1,804,687
       68,100    Ford Motor Co.................       3,694,425
                                                  -------------
                                                      5,499,112
                                                  -------------
OIL REFINING--0.35%
       39,000    Coastal Corp..................       1,374,750
                                                  -------------
OIL SERVICES--0.83%
       48,700    Halliburton Co................       1,750,156
       29,200    Schlumberger Ltd..............       1,533,000
                                                  -------------
                                                      3,283,156
                                                  -------------
OTHER INSURANCE--2.73%
       78,400    Allstate Corp.................       3,376,100
       24,900    Ambac Inc.....................       1,448,869
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
UNITED STATES--(CONCLUDED)
OTHER INSURANCE--(CONCLUDED)
       25,000    American International Group
                   Inc.........................   $   2,131,250
       10,800    CIGNA Corp....................         787,725
       21,700    Everest Reinsurance Holdings
                   Inc.........................         747,294
        8,700    Loews Corp....................         817,256
       49,800    Travelers Property Casualty
                   Corp........................       1,528,237
                                                  -------------
                                                     10,836,731
                                                  -------------
REAL PROPERTY--0.36%
       11,100    Chelsea GCA Realty, Inc.......         381,563
       31,400    Lafarge Corp..................       1,057,787
                                                  -------------
                                                      1,439,350
                                                  -------------
RESTAURANTS--0.74%
       34,800    CKE Restaurants, Inc..........         915,675
       58,500    Outback Steakhouse Inc.*......       2,025,563
                                                  -------------
                                                      2,941,238
                                                  -------------
SECURITIES & ASSET MANAGEMENT--0.40%
       24,400    Morgan Stanley Dean Witter &
                   Co..........................       1,579,900
                                                  -------------
SEMICONDUCTOR--0.96%
       68,200    Applied Materials, Inc.*......       2,365,687
       29,200    Uniphase Corp.*...............       1,445,400
                                                  -------------
                                                      3,811,087
                                                  -------------
SPECIALTY RETAIL--2.08%
       31,400    99 Cents Only Stores*.........       1,452,250
       43,900    Home Depot Inc................       1,909,650
       70,200    Office Depot Inc.*............       1,755,000
       33,500    Staples, Inc.*................       1,092,938
       48,100    Williams Sonoma Inc.*.........       1,310,725
       31,100    Zale Corp.*...................         736,681
                                                  -------------
                                                      8,257,244
                                                  -------------
THRIFT--1.24%
       39,500    Allegiance Corp...............       1,468,906
       78,100    Dime Bancorp, Inc.............       1,859,756
       48,700    Greenpoint Financial Corp.....       1,597,969
                                                  -------------
                                                      4,926,631
                                                  -------------
TOBACCO--0.94%
       73,100    Phillip Morris Co. Inc........       3,737,238
                                                  -------------
Total United States Common Stocks..............     215,663,839
                                                  -------------
Total Common Stocks (cost--$327,058,521).......     367,352,044
                                                  -------------

PAINEWEBBER GLOBAL EQUITY FUND

   PRINCIPAL
    AMOUNT                                            MATURITY         INTEREST
     (000)                                              DATES            RATES            VALUE
---------------                                     -------------    -------------    -------------
SHORT-TERM U.S. GOVERNMENT AND AGENCY OBLIGATIONS@--10.88%
$     39,160       Federal Home Loan Mortgage
                     Discount Notes..............     11/02/98               5.420%   $  39,154,104
       4,000       United States Treasury
                     Bills++.....................     01/14/99               3.750        3,969,170
                                                                                      -------------
Total Short-Term U.S. Government and Agency
  Obligations (cost--$43,123,274)................                                        43,123,274
                                                                                      -------------
REPURCHASE AGREEMENTS--2.00%
       7,019       Repurchase Agreement dated
                     10/30/98 with Deutsche Bank,
                     collateralized by $6,825,000
                     U.S. Treasury Notes, 7.125%
                     due 02/29/00
                     (value--$7,159,357);
                     proceeds: $7,022,144 (cost--
                     $7,019,000).................     11/02/98               5.375        7,019,000
         915       Repurchase Agreement dated
                     10/30/98 with State Street
                     Bank & Trust Company,
                     collateralized by $796,050
                     U.S. Treasury Notes, 7.000%
                     due 07/15/06
                     (value--$934,364); proceeds:
                     $915,324 (cost--$915,000)...     11/02/98               4.250          915,000
                                                                                      -------------
Total Repurchase Agreements (cost--$7,934,000)....................................        7,934,000
                                                                                      -------------
Total Investments (cost--$378,115,795)--105.52%...................................      418,409,318
Liabilities in excess of other assets--(5.52)%....................................      (21,892,429)
                                                                                      -------------
Net Assets--100.00%...............................................................    $ 396,516,889
                                                                                      -------------
                                                                                      -------------

---------------

*    Non-income producing security.

++   Entire or partial amount pledged as collateral for futures transactions.

@    Interest rates shown are discount rates at date of purchase.

ADR  American Depository Receipt

FUTURES CONTRACTS

 NUMBER OF                                                          IN                EXPIRATION          UNREALIZED
 CONTRACTS               LONG FUTURES CONTRACTS                EXCHANGE FOR              DATE            APPRECIATION
-----------   ---------------------------------------------  ----------------         ----------         ------------
      101     S&P 500......................................    $ 25,041,856             Dec 98            $2,864,384
                                                                                                         ------------
                                                                                                         ------------

                 See accompanying notes to financial statements

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 1998

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------
COMMON STOCKS--81.56%
ARGENTINA--3.13%
DIVERSIFIED INDUSTRIALS--0.55%
       9,095       Perez Companc S.A. Class B....   $      44,944
                                                    -------------
OIL EXPLORATION & PRODUCTION--1.34%
       3,767       YPF Sociedad Anonima Series D
                     ADR.........................         109,008
                                                    -------------
PROPERTY--0.20%
       1,200       Cresud S.A. C.I.F.Y.A. ADR*...          16,650
                                                    -------------
RETAILERS, FOOD--0.07%
         400       Disco S. A. ADR...............           5,875
                                                    -------------
TELECOMMUNICATIONS--0.97%
       4,400       Telecom Argentina S.A.........          28,389
       1,530       Telefonica de Argentina S.A.
                     Class B ADR.................          50,586
                                                    -------------
                                                           78,975
                                                    -------------
Total Argentina Common Stocks....................         255,452
                                                    -------------
BOTSWANA--0.76%
BREWERIES, PUBS, & RESTAURANTS--0.76%
      48,200       Sechaba Breweries Ltd.........          61,839
                                                    -------------
BRAZIL--0.87%
ELECTRICITY--0.62%
     600,000       Companhia Paulista de Forca e
                     Luz.........................          50,298
                                                    -------------
MEDIA--0.25%
       2,500       Aracruz Celulose S.A. ADR.....          20,937
                                                    -------------
Total Brazil Common Stocks.......................          71,235
                                                    -------------
CHILE--2.95%
BANKS--0.25%
       2,200       Banco Santander Chile Series A
                     ADR.........................          20,350
                                                    -------------
BREWERIES, PUBS, & RESTAURANTS--0.23%
       1,600       Embotelladora Andina S.A.
                     ADR.........................          18,800
                                                    -------------
BREWERY--0.31%
       1,400       Compania Cervecerias Unidas
                     S.A. ADR....................          25,200
                                                    -------------
DIVERSIFIED INDUSTRIALS--0.23%
       2,600       Quinenco SA ADR...............          18,850
                                                    -------------
ELECTRICITY--0.95%
       2,950       Chilectra S.A. ADR+...........          53,837
       1,447       Gener S.A. ADR................          23,333
                                                    -------------
                                                           77,170
                                                    -------------

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------
CHILE--(CONCLUDED)
EXTRACTIVE INDUSTRIES--0.33%
         800       Sociedad Quimica Y Minera de
                     Chile S.A. Series B ADR.....   $      26,600
                                                    -------------
TELECOMMUNICATIONS--0.65%
         2,425     Compania de Telecomunicaciones
                     de Chile S.A. ADR...........          53,199
                                                    -------------
Total Chile Common Stocks........................         240,169
                                                    -------------
CHINA--0.49%
ELECTRICITY & GAS--0.35%
         2,050     Huaneng Power International
                     Inc. ADR*...................          28,187
                                                    -------------
TRANSPORTATION--0.14%
        64,000     Qingling Motors Co. Class H...          11,817
                                                    -------------
Total China Common Stocks........................          40,004
                                                    -------------
CROATIA--0.35%
HEALTH/ PERSONAL CARE--0.35%
         1,950     Pliva D.D. GDR................          28,178
                                                    -------------
CZECH REPUBLIC--1.16%
UTILITIES--1.16%
         6,250     SPT Telecom A.S.*.............          94,429
                                                    -------------
EGYPT--0.69%
BANKS--0.16%
         1,653     Commercial International Bank
                     GDR*........................          12,811
                                                    -------------
CONSTRUCTION--0.38%
         4,285     Arab International
                     Construction................          31,094
                                                    -------------
OTHER FINANCIAL--0.15%
         1,100     EFG Hermes Holding S A E
                     GDS.........................          12,375
                                                    -------------
Total Egypt Common Stocks........................          56,280
                                                    -------------
GREECE--2.85%
BANKS--1.42%
           717     Alpha Credit Bank*............          57,241
           410     National Bank of Greece.......          58,204
                                                    -------------
                                                          115,445
                                                    -------------
BEVERAGE/ TOBACCO MANUFACTURING--0.70%
         2,350     Hellenic Bottling Co. S.A.....          57,130
                                                    -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------
COMMON STOCKS--(CONTINUED)
GREECE--(CONCLUDED)
MEDIA--0.09%
         570       Lambrakis Publishing..........   $       7,080
                                                    -------------
TELECOMMUNICATIONS--0.64%
         2,312     Greek Telecom.................          52,514
                                                    -------------
Total Greece Common Stocks.......................         232,169
                                                    -------------
HONG KONG--2.73%
COMMERCE/ INDUSTRIAL--0.42%
       110,000     Beijing Datang Power
                     Generation Company Ltd.*....          34,086
                                                    -------------
COMMUNICATIONS--0.71%
        31,000     China Telecom*................          58,238
                                                    -------------
CONSTRUCTION--0.50%
        16,000     Cheung Kong Infrastucture
                     Holdings....................          40,697
                                                    -------------
FOODS--0.18%
        17,000     NG Fung Hong Ltd..............          15,035
                                                    -------------
REAL ESTATE--0.50%
       116,000     China Resources Beijing*......          31,078
         7,000     China Resources Developement
                     Enterprises Ltd.............           9,355
                                                    -------------
                                                           40,433
                                                    -------------
SHIPPING--0.27%
        45,000     Cosco Pacific Ltd.............          22,079
                                                    -------------
TRANSPORTATION EQUIPMENT--0.09%
        38,000     Zhejiang Expressway Co.
                     Ltd.........................           7,458
                                                    -------------
WHOLESALE--0.06%
        16,000     Guangnan Holdings.............           4,906
                                                    -------------
Total Hong Kong Common Stocks....................         222,932
                                                    -------------
HUNGARY--2.99%
BANKS--0.48%
         1,080     OTP Bank National Savings &
                     Commerical Bank*............          38,610
                                                    -------------
BUILDING MATERIALS/ CONSTRUCTION--0.30%
           795     Pannonplast Muanya RT.........          24,545
                                                    -------------
HEALTH/ PERSONAL CARE--0.30%
           750     Gedeon Richter RT GDR.........          24,750
                                                    -------------
OIL--0.89%
         3,230     Moayar Olaj-Es Gazipare
                     Reszvnytaras AG GDR.........          72,675
                                                    -------------
   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------
HUNGARY--(CONCLUDED)
UTILITIES--1.02%
       3,170       Matav RT* ADR.................   $      83,054
                                                    -------------
Total Hungary Common Stocks......................         243,634
                                                    -------------
INDIA--6.87%
BANKS--0.40%
         9,000     State Bank of India...........          33,048
                                                    -------------
ELECTRICAL EQUIPMENT--0.62%
         9,000     Bharat Heavy Electricals
                     Ltd.........................          50,230
                                                    -------------
ELECTRICITY & GAS--0.36%
        15,000     Tata Power Co.................          29,203
                                                    -------------
ENGINEERING VEHICLES--0.18%
       1,100       Bajaj Auto Ltd................          14,375
                                                    -------------
HOUSEHOLD GOODS & TEXTILES--1.41%
         2,100     Hindustan Lever...............          79,441
        12,800     Reliance Industry.............          35,190
                                                    -------------
                                                          114,631
                                                    -------------
OIL EXPLORATION & PRODUCTION--1.00%
         8,700     Bharat Petroleum Corp. Ltd....          52,375
         4,600     Hindustan Petroleum Corp.
                     Ltd.........................          28,897
                                                    -------------
                                                           81,272
                                                    -------------
PHARMACEUTICALS--0.48%
         3,300     Ranbaxy Laboratories Ltd......          38,880
                                                    -------------
TELECOMMUNICATIONS--1.21%
        18,200     Mahanagar Telephone Nigam
                     Ltd.........................          78,598
         1,200     Videsh Sanchar Nigam Ltd......          20,389
                                                    -------------
                                                           98,987
                                                    -------------
TOBACCO--1.21%
         6,000     ITC Ltd.......................          99,080
                                                    -------------
Total India Common Stocks........................         559,706
                                                    -------------
INDONESIA--0.67%
COMMUNICATIONS--0.25%
        16,000     P.T. Indosat..................          17,263
        11,000     P.T. Telekomunikasi
                     Indonesia...................           2,714
                                                    -------------
                                                           19,977
                                                    -------------
MISCELLANEOUS MANUFACTURING--0.12%
        11,000     P.T. Gudang Garam.............           9,914
                                                    -------------
OILS--0.30%
         2,500     P.T. Gulf Indonesia Resources
                     Ltd.........................          24,688
                                                    -------------
Total Indonesia Common Stocks....................          54,579
                                                    -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------
COMMON STOCKS--(CONTINUED)
ISRAEL--4.47%
BANKS--1.08%
        22,430     Bank Hapoalim Ltd.............   $      40,568
        37,460     Bank Leumi....................          47,706
                                                    -------------
                                                           88,274
                                                    -------------
ELECTRONICS--0.20%
           870     NICE-Systems Ltd. ADR*........          16,530
                                                    -------------
PHARMACEUTICALS--0.94%
         1,940     Teva Pharmaceutical Industries
                     Ltd., ADS...................          76,509
                                                    -------------
RETAIL TRADE--0.57%
        17,850     Supersol Ltd..................          45,965
                                                    -------------
TELECOMMUNICATIONS--1.34%
         3,290     ECI Telecommunications
                     Ltd.*.......................         108,981
                                                    -------------
UTILITIES--0.34%
         9,719     Bezek Israel
                     Telecommunications..........          27,844
                                                    -------------
Total Israel Common Stocks.......................         364,103
                                                    -------------
KOREA--9.43%
BANKS--0.67%
         7,501     Kookmin Bank..................          27,059
         8,000     Shinhan Bank..................          27,405
                                                    -------------
                                                           54,464
                                                    -------------
COMMUNICATIONS--0.71%
            85     Korea Mobile Telecom Corp.*...          58,192
                                                    -------------
ELECTRICAL APPLIANCES--4.80%
        11,510     L.G. Electronics Inc.*........         102,059
           500     L.G. Information &
                     Communication Ltd...........          11,482
         1,422     Samsung Display Devices Co....          53,345
         5,476     Samsung Electronics Corp......         224,103
                                                    -------------
                                                          390,989
                                                    -------------
ELECTRICITY & GAS--1.16%
         5,310     Korea Electric Power Corp.....          94,570
                                                    -------------
IRON & STEEL--0.98%
         1,450     Pohang Iron & Steel Co.
                     Ltd.........................          80,308
                                                    -------------
MACHINERY/ ENGINE SERVICES--0.45%
         9,700     Daewoo Heavy Industrial.......          36,462
                                                    -------------
SHIPPING--0.66%
         9,529     Samsung Heavy Industries......          53,440
                                                    -------------
Total Korea Common Stocks........................         768,425
                                                    -------------
   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------
MALAYSIA--0.30%
ELECTRICITY & GAS--0.14%
        14,000     Tenaga Nasional Berhad (1)....   $      11,089
                                                    -------------
SERVICES--0.16%
         6,000     Resorts World Berhad (1)......           3,581
        14,000     Tanjong PLC (1)...............           9,387
                                                    -------------
                                                           12,968
                                                    -------------
Total Malaysia Common Stocks.....................          24,057
                                                    -------------
MEXICO--10.23%
BANKS--0.32%
        25,000     Grupo Financiero Banamex*.....          26,217
                                                    -------------
BREWERIES, PUBS, & RESTAURANTS--0.98%
        31,100     Fomento Economico Mexicano,
                     S.A. de C.V. Series B*......          79,996
                                                    -------------
BUILDING MATERIALS & MERCHANTS--1.00%
        34,095     Cemex, S.A. de C.V.*..........          81,122
                                                    -------------
BUILDING & CONSTRUCTION--0.88%
        13,100     Consorico Ara, S.A. de
                     C.V.*.......................          28,772
        19,000     Grupo Industrial Saltillo,
                     S.A. de C.V.*...............          42,857
                                                    -------------
                                                           71,629
                                                    -------------
EXTRACTIVE INDUSTRIES--0.28%
         7,400     Industrias Penoles............          22,622
                                                    -------------
FOOD PRODUCERS--0.73%
        35,000     Grupo Industrial Bimbo, S.A.
                     de C.V......................          58,864
                                                    -------------
MEDIA--0.35%
         2,100     Grupo Televisa, S.A. de
                     C.V.*.......................          28,463
                                                    -------------
METALS--0.30%
         2,900     Tubos De Acero de Mexico, S.A.
                     de C.V. ADR*................          24,650
                                                    -------------
PAPER, PACKAGING & PRINTING--0.52%
        14,600     Kimberly Clark de Mexico S.A.
                     de C.V......................          42,754
                                                    -------------
RETAIL--0.33%
        43,000     Controladora Comercial
                     Mexicana....................          27,226
                                                    -------------
RETAILERS, GENERAL--0.95%
        60,000     Cifra, S.A. de C.V. Series
                     C*..........................          77,760
                                                    -------------
TELECOMMUNICATIONS--3.59%
         5,540     Telefonos de Mexico, S.A. de
                     C.V. ADR....................         292,581
                                                    -------------
Total Mexico Common Stocks.......................         833,884
                                                    -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------
COMMON STOCKS--(CONTINUED)
PAKISTAN--0.28%
CHEMICALS--0.18%
         9,899     Engro Chemicals Pakistan
                     Ltd.*.......................   $       9,121
         9,000     Fauji Fertilizer Co. Ltd.*....           5,545
                                                    -------------
                                                           14,666
                                                    -------------
ELECTRICITY--0.09%
        39,000     Hub Power Co..................           7,741
                                                    -------------
OIL EXPLORATION & PRODUCTION--0.01%
           552     Pakistan State Oil Company
                     Ltd.*.......................             544
                                                    -------------
Total Pakistan Common Stocks.....................          22,951
                                                    -------------
PERU--1.00%
BANKS--0.26%
        41,000     Banco Continental.............          21,379
                                                    -------------
BUILDING & CONSTRUCTION--0.00%
             1     Cementos Norte Pacasmayo,
                     S.A.........................               1
                                                    -------------
TELECOMMUNICATIONS--0.74%
         4,600     Telefonica Del Peru S.A. Class
                     B ADS.......................          59,800
                                                    -------------
Total Peru Common Stocks.........................          81,180
                                                    -------------
PHILIPPINES--2.00%
COMMERCE/ INDUSTRIAL--0.23%
        75,000     Ayala Corp. ..................          19,052
                                                    -------------
COMMUNICATIONS--0.33%
       128,000     Digital Telecommunications
                     Philiphines, Inc.
                     (Digitel)*..................           2,728
         1,031     Philippine Long Distance
                     Telephone Co. ..............          24,657
                                                    -------------
                                                           27,385
                                                    -------------
ELECTRICITY & GAS--0.70%
        19,361     Manila Electric Co. Class B...          57,099
                                                    -------------
FOODS--0.36%
        50,000     La Tondena Distilleries.......          29,120
                                                    -------------
REAL ESTATE--0.38%
       101,104     Ayala Land Inc................          30,695
                                                    -------------
Total Philippines Common Stocks..................         163,351
                                                    -------------
POLAND--2.32%
BANKS--1.15%
           790     Bank Przemyslowo-Handlowy
                     S.A. .......................          51,131
         6,560     Bank Wielkopolski.............          42,267
                                                    -------------
                                                           93,398
                                                    -------------
DIVERSIFIED HOLDINGS COMPANIES--0.91%
         6,241     Elektrim Spolka Akcyjna
                     S.A. .......................          74,265
                                                    -------------
   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------
POLAND--(CONCLUDED)
ELECTRICAL EQUIPMENT--0.26%
       6,685       Bydgodsa Fabryka Kabli
                     S.A.*.......................   $      21,536
                                                    -------------
Total Poland Common Stocks.......................         189,199
                                                    -------------
PORTUGAL--3.91%
BANKS--0.58%
         1,600     Banco Espirito Santo e
                     Comercial de Lisboa, S.A....          47,270
                                                    -------------
FORESTRY/ PAPER PRODUCTS--0.19%
         810       Semapa Sociedade de
                     Investimento e Gestao, SGPS,
                     S.A.........................          15,803
                                                    -------------
INSURANCE--0.59%
         1,780     Companhia de Seguros Mundial
                     Confianca S.A.*.............          48,189
                                                    -------------
RETAIL--1.10%
         2,061     Estabelecimentos Jeronimo
                     Martins & Filho, SGPS,
                     S.A.*.......................          89,274
                                                    -------------
TELECOMMUNICATIONS--1.45%
         1,470     Portugal Telecom S.A..........          69,644
           265     Telecel Comunicacaoes Pessoais
                     S.A.*.......................          48,815
                                                    -------------
                                                          118,459
                                                    -------------
Total Portugal Common Stocks.....................         318,995
                                                    -------------
RUSSIA--0.79%
ELECTRICITY--0.15%
         4,180     Unified Energy System GDR*....          12,540
                                                    -------------
OILS--0.47%
         1,490     Lukoil Holdings ADR...........          24,212
         7,140     Surgutneftegaz ADR............          14,280
                                                    -------------
                                                           38,492
                                                    -------------
OTHER ENERGY--0.17%
         7,890     Ao Mosenergo ADR..............          13,808
                                                    -------------
Total Russia Common Stocks.......................          64,840
                                                    -------------
SOUTH AFRICA--10.36%
BANKS--0.98%
        14,600     Amalgamated Banks of South
                     Africa......................          79,553
                                                    -------------
BREWERIES, PUBS, & RESTAURANTS--1.04%
         4,360     South African Brewery Ltd.....          84,747
                                                    -------------
DIVERSIFIED INDUSTRIALS--2.50%
         1,200     Anglo America Industrial Corp.
                     Ltd.........................          19,273
        20,677     Barlow Ltd....................          97,890
        61,500     Malbak Ltd. ..................          26,918

PAINEWEBBER EMERGING MARKETS EQUITY FUND

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------
COMMON STOCKS--(CONTINUED)
SOUTH AFRICA--(CONCLUDED)
DIVERSIFIED INDUSTRIALS--(CONCLUDED)
       8,900       Rembrandt Group Ltd...........   $      59,307
                                                    -------------
                                                          203,388
                                                    -------------
EXTRACTIVE INDUSTRIES--0.92%
       2,290       Anglo American Corporation of
                     South Africa Ltd. S.A.......          74,704
                                                    -------------
FINANCIAL SERVICES--0.66%
        41,850     First Rand Ltd................          54,280
                                                    -------------
OIL EXPLORATION & PRODUCTION--0.92%
        15,315     Sasol Ltd.....................          75,104
                                                    -------------
OTHER FINANCIAL--0.77%
         6,300     Fedsure Holdings Ltd..........          62,466
                                                    -------------
PAPER, PACKAGING & PRINTING--1.17%
        16,100     Nampak Ltd....................          30,057
        13,000     Sappi.........................          65,029
                                                    -------------
                                                           95,086
                                                    -------------
PHARMACEUTICALS--0.39%
         7,000     South African Druggist Ltd....          32,202
                                                    -------------
RETAILERS, GENERAL--1.01%
         9,400     Ellerine Holdings Ltd.........          25,693
        13,773     LA Retail Stores Ltd..........          16,732
        59,158     Metro Cash And Carry..........          40,161
                                                    -------------
                                                           82,586
                                                    -------------
Total South Africa Common Stocks.................         844,116
                                                    -------------
TAIWAN--4.82%
BANKS--0.59%
       113,000     Bank Sinopac..................          48,267
                                                    -------------
CHEMICALS--0.30%
        19,000     Nan Ya Plastic................          24,025
                                                    -------------
ELECTRICAL APPLIANCES--3.21%
         1,875     Acer Inc. GDR.................           9,750
        13,000     D-Link........................          28,666
        15,000     Phoenixtec Power Co...........          31,689
        44,000     Siliconware Precision
                     Industries Co.*.............          70,563
         2,524     Siliconware Precision
                     Industries Co. GDR*+........          26,123
        47,000     Taiwan Semiconductor
                     Manufacturing Company
                     Ltd.........................          94,942
                                                    -------------
                                                          261,733
                                                    -------------
MISCELLANEOUS MANUFACTURING--0.12%
         1,118     Teco Electric & Machinery Ltd.
                     GDR.........................           9,894
                                                    -------------
   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------
TAIWAN--(CONCLUDED)
REAL ESTATE--0.27%
      21,000       Delpha Construction...........   $      22,279
                                                    -------------
TEXTILES--0.33%
        13,000     Nien Hsing Textile Company
                     Ltd.........................          26,661
                                                    -------------
Total Taiwan Common Stocks.......................         392,859
                                                    -------------
THAILAND--2.14%
COMMUNICATIONS--0.54%
         6,000     Advanced Information Service
                     PLC.........................          44,088
                                                    -------------
CONSTRUCTION--0.40%
         2,600     Siam Cement Co................          32,549
                                                    -------------
ELECTRICITY & GAS--0.45%
        14,000     Electricity Generating Public
                     Company Ltd.................          36,957
                                                    -------------
MINING--0.75%
         6,300     PTT Exploration & Production
                     Public Company Ltd..........          60,694
                                                    -------------
Total Thailand Common Stocks.....................         174,288
                                                    -------------
TURKEY--2.39%
BANKS--0.68%
     1,569,525     Akbank........................          23,161
     2,842,260     Yapi ve Kredi Bankasi A.S.....          32,074
                                                    -------------
                                                           55,235
                                                    -------------
ELECTRICAL EQUIPMENT--0.20%
       205,150     Vestel Electronic Sanayi ve
                     Ticaret.....................          16,739
                                                    -------------
FINANCIAL INSTITUTIONS/ SERVICES--0.27%
     1,467,650     Haci Omer Sabanci.............          22,167
                                                    -------------
MEDIA--0.17%
     2,243,480     Dogan Yayin Holdings..........          14,022
                                                    -------------
RETAIL--0.64%
        61,000     Migros Turk T.A.S.............          51,891
                                                    -------------
UTILITIES--0.43%
     1,276,044     Northern Electric
                     Telekomunikasyon A.S........          28,356
       303,820     Northern Electric
                     Telekomunikasyon A.S.*......           6,752
                                                    -------------
                                                           35,108
                                                    -------------
Total Turkey Common Stocks.......................         195,162
                                                    -------------
VENEZUELA--0.49%
ELECTRICITY--0.26%
        74,543     Electricidad de Caracas.......          21,176
                                                    -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------
COMMON STOCKS--(CONCLUDED)
VENEZUELA--(CONCLUDED)
TELECOMMUNICATIONS--0.23%
       1,200       Compania Anonima National
                     Telecom de Venezuela (CANTV)
                     ADR.........................   $      18,600
                                                    -------------
Total Venezuela Common Stocks....................          39,776
                                                    -------------
ZIMBABWE--0.12%
OTHER FINANCIAL--0.12%
        39,000     NMBZ Holdings.................           9,750
                                                    -------------
Total Common Stocks (cost--$8,609,140)...........       6,647,542
                                                    -------------

PREFERRED STOCKS--9.58%
BRAZIL--9.58%
BANKS/ RETAIL--1.00%
         5,400     Companhia Vale Do Rio Doce....          81,482
                                                    -------------
BREWERIES, PUBS, & RESTAURANTS--0.54%
        93,000     Cia Cervejaria Brahma.........          43,658
                                                    -------------
BUILDING MATERIALS & MERCHANTS--0.21%
       130,000     Companhia Cimento Portland
                     Itau (CIA)..................          17,436
                                                    -------------
ELECTRICITY--2.59%
     6,668,000     Centrais Electricas
                     Brasileiras S.A.
                     (Electrobras)...............         154,277
         7,300     Companhia Paranaense De ADR...          56,575
                                                    -------------
                                                          210,852
                                                    -------------
ENGINEERING--0.37%
         9,700     Usinas Siderurgicas de Minas
                     Gerais S.A. (Usiminas)*.....          30,574
                                                    -------------
OIL EXPLORATION & PRODUCTION--0.66%
       426,000     Petroleo Brasileiros S.A.
                     (Petrobras)*................          53,567
                                                    -------------
   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------
BRAZIL--(CONCLUDED)
RETAILERS, GENERAL--0.00%
     280,000       Empresa Nacional de Comercio
                     Redito e Participacoes
                     S.A. .......................   $         376
                                                    -------------
SUPPORT SERVICES--0.35%
     1,468,524     Companhia Energetica de Minas
                     Gerias (CEMIG)..............          28,560
                                                    -------------
TELECOMMUNICATIONS--3.86%
     4,480,000     Tele Centro Sul Part..........          43,189
     1,217,864     Telecomunicacoes de Sao Paulo
                     S.A. (Electrobras)..........         204,185
       259,472     Telecomunicacoes do Parana
                     S.A. (Telepar)..............          43,503
       472,864     Telesp Celular S.A............          23,388
                                                    -------------
                                                          314,265
                                                    -------------
Total Preferred Stocks (cost--$1,264,633)........         780,770
                                                    -------------

   NUMBER OF
    RIGHTS
---------------
RIGHTS--0.00%
BRAZIL--0.00%
ELECTRICITY--0.00%
         1,467     Companhia Paulista de Forca e
                     Luz, rights expiring
                     11/06/98....................              17
                                                    -------------
KOREA--0.00%
BANKS--0.00%
         1,484     Shinhan Bank, rights expiring
                     11/12/98....................               0
                                                    -------------
Total Rights (cost--$0)..........................              17
                                                    -------------

   PRINCIPAL
    AMOUNT                                            MATURITY         INTEREST
     (000)                                              DATE             RATE
---------------                                     -------------    -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--2.08%
$        170       United States Treasury Bills
                     (cost--$169,291)............     12/03/98               4.800%@        169,291
                                                                                      -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

   PRINCIPAL
    AMOUNT                                            MATURITY         INTEREST
     (000)                                              DATE             RATE             VALUE
---------------                                     -------------    -------------    -------------
REPURCHASE AGREEMENT--4.14%
$        338       Repurchase Agreement dated
                     10/30/98 with State Street
                     Bank & Trust Company,
                     collateralized by $320,000
                     U.S. Treasury Notes, 6.375%
                     due 08/15/02 (value--
                     $346,963); proceeds:
                     $338,118 (cost--$330,000)...     11/02/98               4.250%   $     338,000
                                                                                      -------------
Total Investments (cost--$10,381,064)--97.36%.....................................        7,935,620
Other assets in excess of liabilities--2.64%......................................          214,938
                                                                                      -------------
Net Assets--100.00%...............................................................    $   8,150,558
                                                                                      -------------
                                                                                      -------------

---------------

*    Non-income producing securities

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration; normally to qualified institutional buyers.

@   Interest rate shown is discount rate at date of purchase.

ADR  American Depositary Receipts

ADS  American Depositary Shares

GDR  Global Depositary Receipts

GDS Global Depositary Shares

(1)  Illiquid securities represent 0.30% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS

                                CONTRACT TO         IN          MATURITY      UNREALIZED
                                  DELIVER      EXCHANGE FOR      DATES       DEPRECIATION
                                ------------   ------------   ------------   ------------
Brazilian Real................      300,000    USD 237,708      11/30/98     $    10,226
Brazilian Real................       70,000    USD  71,692      01/19/99           1,692
Hong Kong Dollars.............    1,200,000    USD 149,626      02/22/99           4,521
Polish Zloty..................      151,400    USD  40,000      12/15/98           3,315
                                                                             ------------
                                                                             $    19,754
                                                                             ------------
                                                                             ------------

---------------

USD  United States Dollars

                 See accompanying notes to financial statements

PAINEWEBBER ASIA PACIFIC GROWTH FUND

PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 1998

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--96.04%
AUSTRALIA--28.83%
BANKS--4.18%
    99,900       Australia & New Zealand
                   Banking Group Ltd...........   $     571,714
   115,800       Westpac Bank Corp. ...........         704,716
                                                  -------------
                                                      1,276,430
                                                  -------------
BREWERIES, PUBS, & RESTAURANTS--2.14%
   265,600       Foster's Brewing Group
                   Ltd. .......................         652,850
                                                  -------------
DIVERSIFIED INDUSTRIALS--3.92%
    79,839       Broken Hill Propriety Co.
                   Ltd.........................         679,120
   153,000       WMC Ltd.......................         519,522
                                                  -------------
                                                      1,198,642
                                                  -------------
ENGINEERING--1.43%
   166,200       Pacific BBA Ltd...............         437,629
                                                  -------------
EXTRACTIVE INDUSTRIES--3.91%
    29,500       Brambles Industries Ltd.......         647,437
    43,700       Rio Tinto Ltd. ...............         547,108
                                                  -------------
                                                      1,194,545
                                                  -------------
INSURANCE--0.90%
    13,400       AMP Ltd.......................         159,516
    29,300       QBE Insurance Group...........         115,818
                                                  -------------
                                                        275,334
                                                  -------------
LEISURE & HOTELS--1.75%
    80,200       TABCORP Holdings Ltd..........         533,915
                                                  -------------
MEDIA--2.78%
   124,400       News Corp. Ltd. ..............         850,419
                                                  -------------
METALS--0.34%
    26,900       Comalco Ltd...................         103,471
                                                  -------------
OIL EXPLORATION & PRODUCTION--1.83%
   105,400       Woodside Petroleum Ltd. ......         557,374
                                                  -------------
PROPERTY--2.12%
    29,300       Lend Lease Corp. Ltd..........         646,842
                                                  -------------
RETAILERS, GENERAL--1.86%
   161,000       Woolworths Ltd................         566,927
                                                  -------------
TELECOMMUNICATIONS--1.67%
   165,000       Telstra Corp. ................         510,836
                                                  -------------
Total Australia Common Stocks..................       8,805,214
                                                  -------------

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
HONG KONG--26.45%
COMMUNICATIONS--4.12%
     292,000     China Telecom*................   $     548,560
     355,000     Hong Kong Telecom Co. Ltd. ...         710,459
                                                  -------------
                                                      1,259,019
                                                  -------------
CONSTRUCTION--2.03%
     244,000     Cheung Kong Infrastucture
                   Holdings....................         620,632
                                                  -------------
ELECTRICITY & GAS--5.88%
     120,000     CLP Holdings..................         673,983
     346,300     Hong Kong & China Gas Ltd. ...         491,840
     171,700     Hong Kong Electric Holdings...         629,604
                                                  -------------
                                                      1,795,427
                                                  -------------
LAND TRANSPORTATION--0.59%
     736,000     Jiangsu Expressway............         180,555
                                                  -------------
REAL ESTATE--11.99%
     152,000     Cheung Kong Holdings Ltd......       1,040,155
     229,000     China Resources Development
                   Enterprises Ltd. ...........         306,023
     109,000     Henderson Land Development Co.
                   Ltd.........................         536,204
     152,000     Hutchison Whampoa Ltd. .......       1,089,219
      99,000     Sun Hung Kai Properties
                   Ltd.........................         690,252
                                                  -------------
                                                      3,661,853
                                                  -------------
SERVICES--0.62%
     351,000     South China Morning Post......         188,076
                                                  -------------
SHIPPING--1.22%
     760,000     Cosco Pacific Ltd.............         372,886
                                                  -------------
Total Hong Kong Common Stocks..................       8,078,448
                                                  -------------
INDIA--5.72%
BANKS/ RETAIL--0.72%
      60,000     State Bank of India...........         220,319
                                                  -------------
BUILDING MATERIALS & MERCHANTS--0.23%
       3,300     Associated Cement Co. ........          71,568
                                                  -------------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.53%
      29,000     Bharat Heavy Electricals
                   Ltd. .......................         161,852
                                                  -------------
ENGINEERING VEHICLES--0.28%
       6,600     Bajaj Auto Ltd................          86,248
                                                  -------------
HOUSEHOLD GOODS & TEXTILES--1.01%
       6,000     Hindustan Lever...............         226,973

PAINEWEBBER ASIA PACIFIC GROWTH FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--(CONTINUED)
INDIA--(CONCLUDED)
HOUSEHOLD GOODS & TEXTILES--(CONCLUDED)
    30,000       Reliance Industries Ltd.......   $      82,478
                                                  -------------
                                                        309,451
                                                  -------------
OIL EXPLORATION & PRODUCTION--0.52%
    25,000       Hindustan Petroleum Corp. ....         157,050
                                                  -------------
PHARMACEUTICALS--0.43%
      11,000     Ranbaxy Laboratories Ltd. ....         129,599
                                                  -------------
TELECOMMUNICATIONS--1.24%
      54,400     Mahanagar Telephone Nigam
                   Ltd. .......................         234,931
       8,500     Videsh Sanchar Nigam Ltd......         144,425
                                                  -------------
                                                        379,356
                                                  -------------
TOBACCO--0.76%
      14,000     ITC Ltd.......................         231,186
                                                  -------------
Total India Common Stocks......................       1,746,629
                                                  -------------
KOREA--7.81%
BANKS--0.35%
      29,840     Kookmin Bank..................         107,646
                                                  -------------
COMMUNICATIONS--1.81%
         807     SK Telecom Co. Ltd............         552,484
                                                  -------------
ELECTRICAL APPLIANCES--3.27%
      40,400     L.G. Electronics Inc. ........         358,226
       5,490     Samsung Display Devices.......         205,953
      10,627     Samsung Electronics Corp. ....         434,906
                                                  -------------
                                                        999,085
                                                  -------------
ELECTRICITY & GAS--1.82%
      31,200     Korea Electric Power Corp. ...         555,665
                                                  -------------
IRON & STEEL--0.34%
       1,890     Pohang Iron & Steel Co.
                   Ltd. .......................         104,677
                                                  -------------
MACHINERY--0.22%
      18,000     Daewoo Heavy Industries.......          67,662
                                                  -------------
Total Korea Common Stocks......................       2,387,219
                                                  -------------
MALAYSIA--3.89%
CHEMICALS--0.33%
     128,000     Chemical Co. Malaysia Berhad
                   (1).........................          99,975
                                                  -------------
COMMUNICATIONS--0.58%
     143,500     Telekom Malaysia Berhad (1)...         178,431
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

MALAYSIA--(CONCLUDED)
CONSTRUCTION--0.52%
   268,000       Gamuda Berhad (1).............   $     156,992
                                                  -------------
ELECTRICITY & GAS--0.92%
      51,000     Petronas Gas Berhad (1).......          64,354
     274,000     Tenaga Nasional Berhad (1)....         217,037
                                                  -------------
                                                        281,391
                                                  -------------
FOODS--0.75%
     484,000     IOI Corp. Berhad (1)..........         133,736
     241,000     KFC Holdings (Malaysia) Berhad
                   (1).........................          96,337
                                                  -------------
                                                        230,073
                                                  -------------
INSURANCE--0.02%
    12,000       Malaysian Assurance Berhad
                   (1).........................           6,189
                                                  -------------
METALS--0.27%
     105,000     Kian Joo Can Factory Berhad
                   (1).........................          82,397
                                                  -------------
SERVICES--0.17%
      77,000     Tanjong Berhad (1)............          51,631
                                                  -------------
SHIPPING--0.33%
     130,000     Malaysia International
                   Shipping Berhad (1).........          99,621
                                                  -------------
Total Malaysia Common Stocks...................       1,186,700
                                                  -------------
NEW ZEALAND--3.72%
BUILDING & CONSTRUCTION--0.80%
     184,400     Fletcher Challenge Building...         244,122
                                                  -------------
COMMUNICATIONS--1.74%
     130,000     Telecom Corp. of New Zealand
                   Ltd. .......................         533,522
                                                  -------------
PHARMACEUTICALS--1.18%
     121,300     Fisher & Paykel...............         359,713
                                                  -------------
Total New Zealand Common Stocks................       1,137,357
                                                  -------------
PHILIPPINES--1.46%
COMMUNICATIONS--0.31%
       4,000     Philippine Long Distance
                   Telephone Co. ..............          95,663
                                                  -------------
ELECTRICITY & GAS--0.50%
      51,300     Manila Electric Co. Class B...         151,293
                                                  -------------
REAL ESTATE--0.65%
     652,200     Ayala Land Inc. ..............         198,004
                                                  -------------
Total Philippines Common Stocks................         444,960
                                                  -------------

PAINEWEBBER ASIA PACIFIC GROWTH FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--(CONCLUDED)
SINGAPORE--9.05%
BANKS--2.28%
      40,500     Development Bank of Singapore
                   Ltd.........................   $     253,825
      94,000     United Overseas Bank Ltd......         441,843
                                                  -------------
                                                        695,668
                                                  -------------
COMMUNICATIONS--1.22%
     216,700     Singapore Telecom.............         374,149
                                                  -------------
MISCELLANEOUS MANUFACTURING--0.83%
     139,000     Singapore Tech Engineering....         136,651
      35,000     Venture Manufacturing
                   (Singapore) Ltd.............         116,129
                                                  -------------
                                                        252,780
                                                  -------------
REAL ESTATE--1.33%
     112,000     City Development Ltd. ........         406,022
                                                  -------------
SERVICES--2.18%
      77,380     Singapore Press Holdings
                   Ltd.........................         665,634
                                                  -------------
TRANSPORTATION--1.21%
      60,000     Singapore International
                   Airlines....................         368,664
                                                  -------------
Total Singapore Common Stocks..................       2,762,917
                                                  -------------
TAIWAN--7.31%
CHEMICALS--0.27%
      66,000     Nan Ya Plastics...............          83,454
                                                  -------------
COMMERCE/INDUSTRIAL--1.26%
      51,750     Asustek Computer Inc. GDR*....         382,950
                                                  -------------
ELECTRICAL APPLIANCES--2.60%
      39,000     D-Link........................          85,999
      41,000     Phoenixtec Power..............          86,615
     131,000     Siliconware Precision
                   Industries Co.*.............         210,085
       9,000     Siliconware Precision
                   Industries Co. GDR*+........          93,150
     158,000     Taiwan Semiconductor
                   Manufacturing Co. Ltd.*.....         319,167
                                                  -------------
                                                        795,016
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
TAIWAN--(CONCLUDED)
INSURANCE--0.51%
    44,000       Cathay Life Insurance.........   $     155,374
                                                  -------------
IRON & STEEL--1.40%
     630,000     China Steel Corp..............         427,448
                                                  -------------
MISCELLANEOUS FINANCIAL--0.98%
      45,100     R.O.C. Taiwan Fund............         298,788
                                                  -------------
TEXTILES--0.29%
      43,000     Nien Hsing Textile Company
                   Ltd. .......................          88,188
                                                  -------------
Total Taiwan Common Stocks.....................       2,231,218
                                                  -------------
THAILAND--1.80%
COMMUNICATIONS--0.12%
       5,000     Advanced Information
                   Services....................          35,869
                                                  -------------
ELECTRICITY & GAS--0.71%
      82,000     Electricity Generating Public
                   Co. Ltd. ...................         216,465
                                                  -------------
MINING--0.97%
      30,800     PTT Exploration & Production
                   PLC.........................         296,726
                                                  -------------
Total Thailand Common Stocks...................         549,060
                                                  -------------
Total Common Stocks (cost--$37,365,177)........      29,329,722
                                                  -------------

  NUMBER OF
  WARRANTS
-------------

WARRANTS--0.01%

HONG KONG--0.01%
ELECTRICITY & GAS--0.01%
      18,650     Hong Kong & China Gas Ltd.,
                   warrants expiring 09/30/99;
                   exercise price HKD 12.27
                   (cost--$0)..................           1,926
                                                  -------------

PAINEWEBBER ASIA PACIFIC GROWTH FUND

   PRINCIPAL
    AMOUNT                                            MATURITY         INTEREST
     (000)                                              DATE             RATE             VALUE
---------------                                     -------------    -------------    -------------
REPURCHASE AGREEMENT--4.13%
$         1,261    Repurchase Agreement dated
                     10/30/98 with State Street
                     Bank & Trust Company,
                     collateralized by $1,190,000
                     U.S. Treasury Notes, 6.375%
                     due 08/15/02 (value--
                     $1,290,269); proceeds:
                     $1,261,447
                     (cost--$1,261,000)..........     11/02/98               4.250%   $   1,261,000
                                                                                      -------------
Total Investments (cost--$38,626,177)--100.18%....................................       30,592,648
Liabilities in excess of other assets--(0.18)%....................................          (53,502)
                                                                                      -------------
Net Assets--100.00%...............................................................    $  30,539,146
                                                                                      -------------
                                                                                      -------------

-----------------

*   Non-income producing securities

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration; normally to qualified institutional buyers.

GDR Global Depositary Receipts

HKD Hong Kong Dollars

(1)  Illiquid securities represent 3.89% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS

                                CONTRACT TO         IN          MATURITY      UNREALIZED
                                  DELIVER      EXCHANGE FOR       DATE       DEPRECIATION
                                ------------   ------------   ------------   ------------
Hong Kong Dollars.............    10,000,000   USD 1,253,290    03/03/99     $    30,409
                                                                             ------------
                                                                             ------------

---------------

USD  United States Dollars

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENTS OF ASSETS AND LIABILITIES                            OCTOBER 31, 1998

                                                                     EMERGING
                                                  GLOBAL EQUITY       MARKETS        ASIA PACIFIC
                                                      FUND          EQUITY FUND       GROWTH FUND
                                                  -------------   ---------------   ---------------
ASSETS
Investments, at value (cost--$378,115,795,
  $10,381,064 and $38,626,177, respectively)....  $ 418,409,318    $  7,935,620      $   30,592,648
Cash............................................          6,322           6,532                 540
Cash denominated in foreign currencies, at value
  (cost--$2,015,605, $209,339 and $319,265,
  respectively).................................      2,016,622         212,420             321,279
Receivable for investments sold.................      2,969,029         147,290           --
Receivable for shares of beneficial interest
  sold..........................................        246,683             793              50,603
Dividends and interest receivable...............      2,200,838          34,838             114,492
Futures variation margin receivable.............        219,675        --                 --
Deferred organizational expenses................       --                 8,801             102,681
Other assets....................................        193,162          29,221              34,950
                                                  -------------   ---------------   ---------------
Total assets....................................    426,261,649       8,375,515          31,217,193
                                                  -------------   ---------------   ---------------
LIABILITIES
Payable for investments purchased...............     25,962,893          95,604             297,893
Payable for shares of beneficial interest
  repurchased...................................      2,923,021          20,360             161,873
Unrealized depreciation of forward foreign
  currency contracts............................       --                19,754              30,409
Payable to affiliates...........................        387,173             139              47,375
Accrued expenses and other liabilities..........        471,673          89,100             140,497
                                                  -------------   ---------------   ---------------
Total liabilities...............................     29,744,760         224,957             678,047
                                                  -------------   ---------------   ---------------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited
  amount authorized)............................    337,333,352      29,011,709          67,232,845
Accumulated net investment income (loss)........        399,997           4,920            (136,030)
Accumulated net realized gains (losses) from
  investments and foreign currency
  transactions..................................     15,516,006     (18,405,320)        (28,475,429)
Net unrealized appreciation/depreciation of
  investments and other assets and liabilities
  denominated in foreign currencies.............     43,267,534      (2,460,751)         (8,082,240)
                                                  -------------   ---------------   ---------------
Net assets......................................  $ 396,516,889    $  8,150,558      $   30,539,146
                                                  -------------   ---------------   ---------------
                                                  -------------   ---------------   ---------------
CLASS A:
Net assets......................................  $ 251,680,020    $  4,236,845      $   11,525,747
                                                  -------------   ---------------   ---------------
Shares outstanding..............................     15,464,690         649,553           1,689,601
                                                  -------------   ---------------   ---------------
Net asset and redemption value per share........         $16.27           $6.52               $6.82
                                                  -------------   ---------------   ---------------
                                                  -------------   ---------------   ---------------
Maximum offering price per share (net asset
  value plus sales charge of 4.50% of offering
  price)........................................         $17.04           $6.83               $7.14
                                                  -------------   ---------------   ---------------
                                                  -------------   ---------------   ---------------
CLASS B:
Net assets......................................  $  52,709,040    $    461,479      $   12,746,176
                                                  -------------   ---------------   ---------------
Shares outstanding..............................      3,414,989          72,409           1,891,243
                                                  -------------   ---------------   ---------------
Net asset value and offering price per share....         $15.43           $6.37               $6.74
                                                  -------------   ---------------   ---------------
                                                  -------------   ---------------   ---------------
CLASS C:
Net assets......................................  $  41,103,029    $  2,575,457      $    6,220,307
                                                  -------------   ---------------   ---------------
Shares outstanding..............................      2,660,215         407,749             922,470
                                                  -------------   ---------------   ---------------
Net asset value and offering price per share....         $15.45           $6.32               $6.74
                                                  -------------   ---------------   ---------------
                                                  -------------   ---------------   ---------------
CLASS Y:
Net assets......................................  $  51,024,800    $    876,777      $       46,916
                                                  -------------   ---------------   ---------------
Shares outstanding..............................      3,075,567         133,242               6,911
                                                  -------------   ---------------   ---------------
Net asset value, offering price and redemption           $16.59           $6.58               $6.79
  value per share...............................  -------------   ---------------   ---------------
                                                  -------------   ---------------   ---------------

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENTS OF OPERATIONS                     FOR THE YEAR ENDED OCTOBER 31, 1998

                                                                                        GLOBAL     EMERGING MARKETS  ASIA PACIFIC
                                                                                     EQUITY FUND     EQUITY FUND     GROWTH FUND
                                                                                     ------------  ----------------  ------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $776,567, $23,928 and $70,119,
  respectively)....................................................................   $7,015,246     $    278,727    $  1,010,136
Interest...........................................................................      815,187           21,677         123,696
                                                                                     ------------  ----------------  ------------
                                                                                       7,830,433          300,404       1,133,832
                                                                                     ------------  ----------------  ------------

EXPENSES:
Investment advisory and administration.............................................    3,918,629          161,312         477,960
Service fees--Class A..............................................................      705,814           16,792          37,060
Service and distribution fees--Class B.............................................      699,953            8,265         165,647
Service and distribution fees--Class C.............................................      504,588           38,656          84,301
Custody and accounting.............................................................    1,157,741           49,322         153,979
Transfer agency and related service fees...........................................      414,620           21,578          76,879
Reports and notices to shareholders................................................      221,256           23,428          47,552
Legal and audit....................................................................      217,949           93,242          96,571
State registration fees............................................................       53,622           36,825         149,755
Trustees' fees.....................................................................       12,142           12,142          11,562
Interest expense...................................................................       --                4,525         --
Amortization of organizational expenses............................................       --               57,017          30,226
Other expenses.....................................................................        5,191            5,635           1,722
                                                                                     ------------  ----------------  ------------
                                                                                       7,911,505          528,739       1,333,214
Less: Fee waivers..................................................................       --             (170,652)        --
                                                                                     ------------  ----------------  ------------
Net expenses.......................................................................    7,911,505          358,087       1,333,214
                                                                                     ------------  ----------------  ------------
NET INVESTMENT LOSS................................................................      (81,072)         (57,683)       (199,382)
                                                                                     ------------  ----------------  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
    Investments....................................................................   14,395,205       (2,824,156)    (26,226,085)
    Foreign currency transactions..................................................      481,069         (136,681)        (76,554)
    Futures transactions...........................................................    4,092,682          --              --
Net change in unrealized appreciation/depreciation of:
    Investments....................................................................      934,114       (1,564,207)     14,069,096
    Futures........................................................................    2,864,384          --              --
    Other assets and liabilities denominated in foreign currencies.................       69,896          (24,657)        (46,985)
                                                                                     ------------  ----------------  ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS........................   22,837,350       (4,549,701)    (12,280,528)
                                                                                     ------------  ----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................   $22,756,278    $ (4,607,384)   $(12,479,910)
                                                                                     ------------  ----------------  ------------
                                                                                     ------------  ----------------  ------------

                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE YEARS
                                                           ENDED OCTOBER 31,
                                                  -----------------------------------
                                                        1998               1997
                                                  ----------------   ----------------

FROM OPERATIONS:
Net investment loss.............................    $      (81,072)    $   (1,080,165)
Net realized gains (losses) from:
  Investments...................................        14,395,205         80,862,560
  Foreign currency transactions.................           481,069         (1,597,745)
  Futures transactions..........................         4,092,682          --
Net changes in unrealized
  appreciation/depreciation of:
  Investments...................................           934,114        (26,841,519)
  Futures.......................................         2,864,384          --
  Other assets and liabilities denominated in
  foreign currencies............................            69,896            161,247
                                                  ----------------   ----------------
Net increase in net assets resulting from
  operations....................................        22,756,278         51,504,378
                                                  ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investment
  transactions--Class A.........................       (37,180,745)       (10,195,197)
Net realized gains from investment
  transactions--Class B.........................       (11,285,760)        (3,786,480)
Net realized gains from investment
  transactions--Class C.........................        (7,351,661)        (2,275,485)
Net realized gains from investment
  transactions--Class Y.........................        (7,350,899)        (2,076,082)
                                                  ----------------   ----------------
                                                       (63,169,065)       (18,333,244)
                                                  ----------------   ----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares............       714,822,072        354,354,793
Cost of shares repurchased......................      (831,906,775)      (462,072,864)
Proceeds from dividends reinvested..............        59,838,962         17,254,508
                                                  ----------------   ----------------
Net decrease in net assets from beneficial
  interest transactions.........................       (57,245,741)       (90,463,563)
                                                  ----------------   ----------------
Net decrease in net assets......................       (97,658,528)       (57,292,429)

NET ASSETS:
Beginning of year...............................       494,175,417        551,467,846
                                                  ----------------   ----------------
End of year (including undistributed net
  investment income of $399,997 at October 31,
  1998).........................................    $  396,516,889     $  494,175,417
                                                  ----------------   ----------------
                                                  ----------------   ----------------

                 See accompanying notes to financial statements

PAINEWEBBER EMERGING MARKETS EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE YEARS
                                                           ENDED OCTOBER 31,
                                                  -----------------------------------
                                                        1998               1997
                                                  ----------------   ----------------

FROM OPERATIONS:
Net investment loss.............................    $      (57,683)    $     (166,398)
Net realized gains (losses) from:
  Investments...................................        (2,824,156)           515,472
  Foreign currency transactions.................          (136,681)           (78,052)
Net change in unrealized
  appreciation/depreciation of:
  Investments...................................        (1,564,207)            47,391
  Other assets and liabilities denominated in
  foreign currencies............................           (24,657)            22,836
                                                  ----------------   ----------------
Net increase (decrease) in net assets resulting
  from operations...............................        (4,607,384)           341,249
                                                  ----------------   ----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares............         9,078,922         19,732,492
Cost of shares repurchased......................       (22,538,713)       (28,983,261)
                                                  ----------------   ----------------
Net decrease in net assets from beneficial
  interest transactions.........................       (13,459,791)        (9,250,769)
                                                  ----------------   ----------------
Net decrease in net assets......................       (18,067,175)        (8,909,520)

NET ASSETS:
Beginning of year...............................        26,217,733         35,127,253
                                                  ----------------   ----------------
End of year (including undistributed net
  investment income of $4,920 at October 31,
  1998).........................................    $    8,150,558     $   26,217,733
                                                  ----------------   ----------------
                                                  ----------------   ----------------

                 See accompanying notes to financial statements

PAINEWEBBER ASIA PACIFIC GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE PERIOD
                                                    FOR THE YEAR          ENDED
                                                       ENDED           OCTOBER 31,
                                                  OCTOBER 31, 1998        1997+
                                                  ----------------   ----------------

FROM OPERATIONS:
Net investment loss.............................    $   (199,382)      $    (49,631)
Net realized losses from:
  Investments...................................     (26,226,085)        (2,142,366)
  Foreign currency transactions.................         (76,554)           (86,558)
Net unrealized appreciation/depreciation of:
  Investments...................................      14,069,096        (22,102,625)
  Other assets and liabilities denominated in
  foreign currencies............................         (46,985)            (1,726)
                                                  ----------------   ----------------
Net decrease in net assets resulting from
  operations....................................     (12,479,910)       (24,382,906)
                                                  ----------------   ----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares............      23,242,085        104,360,162
Cost of shares repurchased......................     (38,524,648)       (21,675,637)
                                                  ----------------   ----------------
Net increase (decrease) in net assets from
  beneficial interest transactions..............     (15,282,563)        82,684,525
                                                  ----------------   ----------------
Net increase (decrease) in net assets...........     (27,762,473)        58,301,619

NET ASSETS:
Beginning of period.............................      58,301,619                  0
                                                  ----------------   ----------------
End of period (including undistributed net
  investment income of $1,932 at October 31,
  1997).........................................    $ 30,539,146       $ 58,301,619
                                                  ----------------   ----------------
                                                  ----------------   ----------------

---------------
+ For the period March 25, 1997 (commencement of operations) through October 31, 1997

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  The PaineWebber Global Equity Fund ("Global Equity Fund"), a diversified series of PaineWebber Investment Trust ("Investment Trust"), the PaineWebber Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), a diversified series of PaineWebber Investment Trust II ("Investment Trust II") and the PaineWebber Asia Pacific Growth Fund ("Asia Pacific Growth Fund"), a diversified series of PaineWebber Managed Investments Trust ("Managed Trust"), (each a "Fund") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Global Equity Fund seeks long-term growth of capital by investing primarily in U.S. and foreign equity securities. Emerging Markets Equity Fund seeks long-term capital appreciation by investing primarily in equity securities of companies in newly industrializing countries. Asia Pacific Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of companies in the Asia Pacific region, excluding Japan. (Investment Trust, Investment Trust II and Managed Trust are each sometimes referred to herein as a "Trust.") Organizational costs have been deferred and are being (or, in the case of Global Equity Fund, have been) amortized using the straight-line method over a period not to exceed 60 months from the date the Funds commenced operations.

  Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of each Fund, or a Fund's sub-adviser, Invista Capital Management, Inc. ("Invista") (for foreign investments only), for Global Equity Fund, or Schroder Capital Management International Inc. ("Schroder"), for Emerging Markets Equity Fund and the Asia Pacific Growth Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from a recognized dealer in those securities. The amortized cost method of valuation, which approximates market value, is used to value short-term debt instruments with 60 days or less remaining to maturity unless a Trusts' Board determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of each Trusts' Board.

NOTES TO FINANCIAL STATEMENTS

  All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian, unless each Trusts' Board determines that this does not represent fair value. Foreign currency exchange rates are generally determined prior to the close of trading on the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which will not be reflected in a computation of each Fund's net asset value. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of a Trust's Board.

  REPURCHASE AGREEMENTS--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Funds occasionally participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as each Fund using reasonable diligence becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  FOREIGN CURRENCY TRANSLATION--The books and records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

  Although the net assets and the market values of each Fund's securities are presented at the foreign exchange rates at the end of the period, the Funds do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with federal income tax regulations. Net realized foreign currency gain (loss) is treated as ordinary income for income tax

NOTES TO FINANCIAL STATEMENTS

reporting purposes. Gains/losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in the change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

  FUTURES CONTRACTS--Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Funds use financial futures contracts for hedging purposes, and in the case of Global Equity Fund, to adjust Global Equity's exposure to U.S. and foreign equity markets in connection with a reallocation of that Fund's assets. However, imperfect correlations between futures contracts and the related portfolio securities or markets, or market disruptions, do not normally permit full control of these risks at all times.

  Upon entering into a financial futures contract, a Fund is required to pledge to a broker an amount equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies. These risks are greater with respect to securities of issuers located in emerging market countries in which each of the Funds invest. The ability of the issuers of debt securities held by a Fund to meet their obligations may be affected by economic and political developments in a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  Each Fund has an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract for the Global Equity Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets up to and including $500 million, 0.83% of its average daily net assets over $500 million and up to and including $1 billion and 0.805% of its average daily net assets over $1 billion. In accordance with the Advisory Contract for the Emerging Markets Equity Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at a rate of 1.20% of its average daily

NOTES TO FINANCIAL STATEMENTS

net assets. In accordance with the Advisory Contract for the Asia Pacific Growth Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 1.20% of the Fund's average daily net assets up to and including $100 million and 1.10% of its average daily net assets over $100 million.

  Mitchell Hutchins has entered into a contract with Invista dated October 1, 1998 ("Invista Contract"), pursuant to which Invista serves as investment sub-adviser for the international investments of Global Equity Fund. Mitchell Hutchins allocates the Fund's investments between domestic and international and is responsible for the day-to-day management of the Fund's domestic investments. Under the Invista Contract, Mitchell Hutchins (not the Fund) is obligated to pay Invista at the annual rate of 0.40% of the proportion of the Fund's average daily net assets allocated to international investments up to and including $100 million and 0.29% of the Fund's average daily net assets allocated to international investments in excess of $100 million up to and including $300 million and to 0.26% of such assets in excess of $300 million. Prior to October 1, 1998, GE Investment Management Incorporated ("GEIM") served as investment sub-adviser for all the Fund's assets pursuant to sub-advisory contracts with Mitchell Hutchins or Kidder, Peabody Asset Management Inc ("KPAM"). GEIM received $1,332,538 in sub-advisory fees from Mitchell Hutchins for the period November 1, 1997 through September 30, 1998.

  Under a contract with Mitchell Hutchins ("Sub-Advisory Contract"), Schroder serves as the sub-adviser to the Emerging Markets Equity Fund. Under a Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Schroder a fee, computed daily and paid monthly, at an annual rate of 0.70% of the Fund's average daily net assets.

  Under a contract with Mitchell Hutchins ("Sub-Advisory Contract"), Schroder serves as the sub-adviser to the Asia Pacific Growth Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Schroder a fee, computed daily and paid monthly, at an annual rate of 0.65% of the Fund's average daily net assets up to and including $100 million and 0.55% of the Fund's average daily net assets over $100 million.

  At October 31, 1998 the Global Equity Fund, the Emerging Markets Equity Fund, and the Asia Pacific Growth Fund owed Mitchell Hutchins $262,953, $0 and $29,713, respectively, in investment advisory and administrative fees. Mitchell Hutchins voluntarily waived $154,704 of its management fee for the Emerging Markets Equity Fund for the year ended October 31, 1998. Mitchell Hutchins may discontinue this waiver at any time.

  For the year ended October 31, 1998, the Funds paid no brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

DISTRIBUTION PLAN

  Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At October 31, 1998 the Global Equity Fund, the Emerging Markets Equity Fund and the Asia Pacific Growth Fund owed Mitchell Hutchins $123,342, $139 and $17,630, respectively, in service and distribution fees. Mitchell Hutchins voluntarily waived $15,948 of its service and distribution fees for the Emerging Markets Equity Fund for the year ended October 31, 1998.

NOTES TO FINANCIAL STATEMENTS

  Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Global Equity Fund, the Emerging Markets Equity Fund and the Asia Pacific Growth Fund that for the year ended October 31, 1998 it earned $207,273, $11,156 and $188,449, respectively, in sales charges.

SECURITY LENDING

  Each Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received compensation from the Funds for the year ended October 31, 1998 as follows:

Global Equity Fund.....................................................................  $  42,839
Emerging Markets Equity Fund...........................................................  $   2,235
Asia Pacific Growth Fund...............................................................  $  25,777

  At October 31, 1998, the Global Equity Fund, Emerging Markets Equity Fund and Asia Pacific Growth Fund owed PaineWebber $878, $0 and $32, respectively, in compensation. For the year ended October 31, 1998, the Global Equity Fund, the Emerging Markets Equity Fund, and the Asia Pacific Growth Fund earned compensation of $119,352, $4,858 and $71,663 net of fees, rebates and expenses, from securities lending transactions. At October 31, 1998 there were no securities on loan from the Funds.

BANK LINE OF CREDIT

  Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to a fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended October 31, 1998 the Emerging Markets Equity Fund borrowed under the Facility and had an average daily amount of borrowings of $5,500,000, over five days, with a weighted average annualized interest rate of 5.94%.

TRANSFER AGENCY AND RELATED SERVICES FEES

  PaineWebber provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC Inc., the Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the year ended

NOTES TO FINANCIAL STATEMENTS

October 31, 1998, PaineWebber received from PFPC, Inc., not the Funds, approximately 56%, 55% and 55% of the total transfer agency and related services fees collected by PFPC from the Global Equity Fund, Emerging Markets Equity Fund and Asia Pacific Growth Fund, respectively.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at October 31, 1998 was substantially the same as the cost of securities for financial statement purposes.

  At October 31, 1998, the components of net unrealized appreciation/depreciation on investments were as follows:

                                                                                   EMERGING
                                                                       GLOBAL       MARKETS    ASIA PACIFIC
                                                                     EQUITY FUND  EQUITY FUND  GROWTH FUND
                                                                     -----------  -----------  ------------
Gross appreciation (investments having an excess of value over
 cost).............................................................  $46,575,623  $   561,956  $  1,786,359
Gross depreciation (investments having an excess of cost over
 value)............................................................   (6,282,100)  (3,007,400)   (9,819,888)
                                                                     -----------  -----------  ------------
Net appreciation (depreciation) of investments.....................  $40,293,523  $(2,445,444) $ (8,033,529)
                                                                     -----------  -----------  ------------
                                                                     -----------  -----------  ------------

  For the year ended October 31, 1998, total aggregate purchases and sales of portfolio securities, excluding short term securities were as follows:

                                                                                   EMERGING
                                                                   GLOBAL EQUITY    MARKETS    ASIA PACIFIC
                                                                       FUND       EQUITY FUND  GROWTH FUND
                                                                   -------------  -----------  ------------
Purchases........................................................  $ 674,308,983  $ 8,279,329   $22,670,886
Sales............................................................  $ 797,876,601  $21,623,123   $37,885,931

FEDERAL INCOME TAX STATUS

  The Funds intend to distribute substantially all of their taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

  At October 31, 1998 the Funds (with the exception of the Global Equity Fund) had the following net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains which expire as follows:

                                                        EMERGING
                                                        MARKETS      ASIA PACIFIC
FISCAL YEAR ENDING                                    EQUITY FUND    GROWTH FUND
----------------------------------------------------  ------------   ------------
2002................................................  $  7,735,682       --
2003................................................     7,723,267       --
2005................................................       --        $ 5,254,850
2006................................................     2,795,275    22,379,279
                                                      ------------   ------------
                                                      $ 18,254,224   $27,634,129
                                                      ------------   ------------
                                                      ------------   ------------

NOTES TO FINANCIAL STATEMENTS

  At October 31, 1998, the effect of permanent "book/tax" reclassification resulted in increases (decreases) to the components of net assets as follows:

                                                                                    ACCUMULATED
                                                                    ACCUMULATED    NET REALIZED
                                                                   NET INVESTMENT      GAINS      BENEFICIAL
FUND                                                               INCOME (LOSS)     (LOSSES)     INTEREST
-----------------------------------------------------------------  --------------  -------------  ---------
Global Equity Fund...............................................   $  1,801,564    $(1,806,634)  $   5,070
Emerging Markets Fund............................................         75,778        136,681    (212,459)
Asia Pacific Growth Fund.........................................         61,420        (30,424)    (30,996)

SHARES OF BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of benefical interest authorized. Transactions in shares of beneficial interest were as follows:

                                 CLASS A                     CLASS B                    CLASS C                    CLASS Y
                        --------------------------  -------------------------  -------------------------  -------------------------
GLOBAL EQUITY FUND        SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

YEAR ENDED OCTOBER 31,
 1998
Shares sold...........   36,060,226  $ 628,537,391     171,632  $   2,956,175   2,845,323  $  47,554,292   1,974,996  $  35,774,214
Shares repurchased....  (39,766,228)  (701,469,147) (1,441,098)   (23,820,379) (3,737,235)   (62,542,179) (2,453,452)   (44,075,070)
Shares converted from
 Class B to Class A...      887,156     15,790,653    (929,606)   (15,790,653)     --           --            --           --
Dividend reinvested...    2,234,439     35,103,031     688,904     10,340,457     471,391      7,080,291     458,058      7,315,183
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
Net decrease..........     (584,407) $ (22,038,072) (1,510,168) $ (26,314,400)   (420,521) $  (7,907,596)    (20,398) $    (985,673)
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

YEAR ENDED OCTOBER 31,
 1997
Shares sold...........   13,610,390  $ 254,167,405     380,593  $   6,769,009   3,594,429  $  64,660,880   1,515,789  $  28,757,499
Shares repurchased....  (16,445,507)  (308,922,271) (1,626,421)   (29,189,105) (4,630,809)   (83,404,229) (2,127,743)   (40,557,259)
Shares converted from
 Class B to Class A...      709,755     13,463,891    (734,659)   (13,463,891)     --           --            --           --
Dividend reinvested...      543,143      9,521,294     205,495      3,491,361     128,017      2,175,015     116,573      2,066,838
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
Net decrease..........   (1,582,219) $ (31,769,681) (1,774,992) $ (32,392,626)   (908,363) $ (16,568,334)   (495,381) $  (9,732,922)
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

                                     CLASS A                   CLASS B                  CLASS C                    CLASS Y
EMERGING MARKETS EQUITY     --------------------------  ---------------------  --------------------------  ------------------------
FUND                          SHARES        AMOUNT       SHARES     AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------

YEAR ENDED OCTOBER 31,
  1998
Shares sold...............       65,135  $     601,062    26,773  $   232,787    1,042,209  $   7,954,963     37,276  $     290,110
Shares repurchased........     (416,028)    (3,554,345) (109,930)    (944,387)  (1,217,647)    (9,505,610)  (967,273)    (8,534,371)
Shares converted from
  Class B
  to Class A..............       17,862        162,330   (18,300)    (162,330)     --            --           --           --
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
Net decrease..............     (333,031) $  (2,790,953) (101,457) $  (873,930)    (175,438) $  (1,550,647)  (929,997) $  (8,244,261)
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------

YEAR ENDED OCTOBER 31,
  1997
Shares sold...............      142,149  $   1,529,954   100,932  $ 1,104,923    1,555,080  $  16,653,992     41,839  $     443,623
Shares repurchased........     (744,379)    (7,731,787)  (21,351)    (225,000)  (1,817,955)   (19,222,120)  (174,464)    (1,804,354)
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
Net increase (decrease)...     (602,230) $  (6,201,833)   79,581  $   879,923     (262,875) $  (2,568,128)  (132,625) $  (1,360,731)
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST (CONCLUDED)

  There is an unlimited amount of $0.001 par value shares of benefical interest authorized. Transactions in shares of beneficial interest were as follows:

                                 CLASS A                     CLASS B                    CLASS C                   CLASS Y*
ASIA PACIFIC GROWTH     --------------------------  -------------------------  -------------------------  -------------------------
FUND                      SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

YEAR ENDED OCTOBER 31,
 1998
Shares sold...........      833,285  $   6,176,465     643,643  $   4,984,246   1,740,391  $  12,038,987      6,911   $      42,387
Shares repurchased....   (1,558,123)   (11,548,589) (1,308,266)    (9,734,562) (2,375,214)   (17,241,497)    --            --
Shares converted from
 Class B to Class A...       17,787        152,282     (17,910)      (152,282)     --           --           --            --
                        -----------  -------------  ----------  -------------  ----------  -------------      -----   -------------
Net increase
 (decrease)...........     (707,051) $  (5,219,842)   (682,533) $  (4,902,598)   (634,823) $  (5,202,510)     6,911   $      42,387
                        -----------  -------------  ----------  -------------  ----------  -------------      -----   -------------
                        -----------  -------------  ----------  -------------  ----------  -------------      -----   -------------

PERIOD ENDED OCTOBER
 31, 1997+
Shares sold...........    3,053,522  $  37,770,138   3,354,769  $  41,970,877   2,006,187  $  24,619,147     --       $    --
Shares repurchased....     (656,870)    (7,384,924)   (780,993)    (9,358,215)   (448,894)    (4,932,498)    --            --
                        -----------  -------------  ----------  -------------  ----------  -------------      -----   -------------
Net increase..........    2,396,652  $  30,385,214   2,573,776  $  32,612,662   1,557,293  $  19,686,649     --       $    --
                        -----------  -------------  ----------  -------------  ----------  -------------      -----   -------------
                        -----------  -------------  ----------  -------------  ----------  -------------      -----   -------------

---------------

+ For the period March 25, 1997 (commencement of operations) through October 31, 1997.

* For the period March 13, 1998 (commencement of offering) through October 31, 1998.

PAINEWEBBER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                                              CLASS A
                                          --------------------------------------------------------------------------------
                                                                    FOR THE
                                           FOR THE YEARS ENDED     TWO MONTHS               FOR THE YEARS ENDED
                                               OCTOBER 31,           ENDED                      AUGUST 31,
                                          ---------------------   OCTOBER 31,    -----------------------------------------
                                            1998#        1997         1996         1996          1995**            1994
                                          ---------    --------   ------------   ---------      ---------        ---------
Net asset value, beginning of period....   $  18.37    $  17.43     $ 16.81      $   16.12      $   16.98        $   14.55
                                          ---------    --------   ------------   ---------      ---------        ---------
Net investment income (loss)............       0.03+       0.00       (0.02)          0.02           0.02             0.01
Net realized and unrealized gains
 (losses) from investments, futures and
 foreign currency.......................       0.35+       1.52        0.64           1.24           0.37             2.63
                                          ---------    --------   ------------   ---------      ---------        ---------
Net increase (decrease) from investment
 operations.............................       0.38        1.52        0.62           1.26           0.39             2.64
                                          ---------    --------   ------------   ---------      ---------        ---------
Distributions from net realized gains...      (2.48)      (0.58)     --              (0.57)         (1.25)           (0.21)
                                          ---------    --------   ------------   ---------      ---------        ---------
Net asset value, end of period..........   $  16.27    $  18.37     $ 17.43      $   16.81      $   16.12        $   16.98
                                          ---------    --------   ------------   ---------      ---------        ---------
                                          ---------    --------   ------------   ---------      ---------        ---------
Total investment return (1).............       2.53%       8.87%       3.69%          8.06%          3.24%           18.23%
                                          ---------    --------   ------------   ---------      ---------        ---------
                                          ---------    --------   ------------   ---------      ---------        ---------
Ratios/Supplemental Data:
Net assets, end of period (000's).......   $251,680    $294,878     $307,267     $ 305,218      $ 360,652        $ 185,493
Expenses to average net assets..........       1.55%       1.44%       1.53%*         1.48%          1.71%(2)         1.58%
Net investment income (loss) to average
 net assets.............................       0.17%       0.01%      (0.80)%*        0.10%          0.09%(2)         0.07%
Portfolio turnover rate.................        151%         86%          3%            33%            40%              51%

-----------------

*  Annualized

** Investment Advisory functions for the Fund were transferred from Kidder
   Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.

# Effective October 1, 1998, Invista Capital Management, Inc. began overseeing the day-to-day management of the international portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and international investments and manages the domestic portion of the Fund's assets.

+  Calculated using the average monthly shares outstanding for the year.

++ Commencement of offering of shares

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than a year have not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.06%, 0.00% and 0.06% for Class A, Class B and Class C shares, respectively.

PAINEWEBBER GLOBAL EQUITY FUND

                                                              CLASS B
                                --------------------------------------------------------------------
                                                                                           FOR THE
                                                                                           PERIOD
                                                              FOR THE        FOR THE     AUGUST 25,
                                   FOR THE YEARS ENDED       TWO MONTHS       YEAR         1995++
                                       OCTOBER 31,             ENDED          ENDED       TO AUGUST
                                -------------------------   OCTOBER 31,    AUGUST 31,        31,
                                   1998#         1997           1996          1996         1995**
                                -----------   -----------   ------------   -----------   -----------
Net asset value, beginning of
 period.......................    $   17.69     $   16.93     $  16.35       $  15.82      $  15.83
                                -----------   -----------   ------------   -----------   -----------
Net investment income
 (loss).......................        (0.12)+       (0.21)       (0.05)         (0.12)         0.00
Net realized and unrealized
 gains (losses) from
 investments, futures and
 foreign currency.............         0.34+         1.55         0.63           1.22         (0.01)
                                -----------   -----------   ------------   -----------   -----------
Net increase (decrease) from
 investment operations........         0.22          1.34         0.58           1.10         (0.01)
                                -----------   -----------   ------------   -----------   -----------
Distributions from net
 realized gains...............        (2.48)        (0.58)      --              (0.57)       --
                                -----------   -----------   ------------   -----------   -----------
Net asset value, end of
 period.......................    $   15.43     $   17.69     $  16.93       $  16.35      $  15.82
                                -----------   -----------   ------------   -----------   -----------
                                -----------   -----------   ------------   -----------   -----------
Total investment return (1)...         1.62%         8.05%        3.55%         7.18%         (0.06)%
                                -----------   -----------   ------------   -----------   -----------
                                -----------   -----------   ------------   -----------   -----------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)......................    $  52,709     $  87,104     $113,445       $113,235      $142,880
Expenses to average net
 assets.......................         2.38%         2.26%        2.34%*        2.25%          2.17%*(2)
Net investment income (loss)
 to average net assets........        (0.74)%       (0.80)%      (1.61)%*       (0.68)%       (1.92)%*(2)
Portfolio turnover rate.......          151%           86%           3%           33%            40%


                                                                     CLASS C
                                  -----------------------------------------------------------------------------
                                                            FOR THE
                                   FOR THE YEARS ENDED     TWO MONTHS             FOR THE YEARS ENDED
                                       OCTOBER 31,           ENDED                     AUGUST 31,
                                  ---------------------   OCTOBER 31,    --------------------------------------
                                    1998#       1997          1996         1996       1995**            1994
                                  ---------   ---------   ------------   ---------   ---------        ---------
Net asset value, beginning of
 period.......................    $   17.69   $   16.93     $  16.35     $   15.82   $   16.81        $   14.52
                                  ---------   ---------   ------------   ---------   ---------        ---------
Net investment income
 (loss).......................        (0.11)+     (0.23)       (0.05)        (0.13)      (0.11)           (0.07)
Net realized and unrealized
 gains (losses) from
 investments, futures and
 foreign currency.............         0.35+       1.57         0.63          1.23        0.37             2.57
                                  ---------   ---------   ------------   ---------   ---------        ---------
Net increase (decrease) from
 investment operations........         0.24        1.34         0.58          1.10        0.26             2.50
                                  ---------   ---------   ------------   ---------   ---------        ---------
Distributions from net
 realized gains...............        (2.48)      (0.58)      --             (0.57)      (1.25)           (0.21)
                                  ---------   ---------   ------------   ---------   ---------        ---------
Net asset value, end of
 period.......................    $   15.45   $   17.69     $  16.93     $   16.35   $   15.82        $   16.81
                                  ---------   ---------   ------------   ---------   ---------        ---------
                                  ---------   ---------   ------------   ---------   ---------        ---------
Total investment return (1)...         1.74%       8.05%        3.55%         7.18%       2.46%           17.29%
                                  ---------   ---------   ------------   ---------   ---------        ---------
                                  ---------   ---------   ------------   ---------   ---------        ---------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)......................    $ 141,103   $  54,510     $ 67,530     $  66,585   $  83,485        $  31,837
Expenses to average net
 assets.......................         2.32%       2.20%        2.30%*        2.27%       2.48%(2)         2.33%
Net investment income (loss)
 to average net assets........        (0.65)%     (0.75)%      (1.57)%*      (0.70)%     (0.68)%(2)       (0.68)%
Portfolio turnover rate.......          151%         86%           3%           33%         40%              51%

PAINEWEBBER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS(CONCLUDED)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                              CLASS Y
                                          --------------------------------------------------------------------------------
                                                                    FOR THE
                                           FOR THE YEARS ENDED     TWO MONTHS               FOR THE YEARS ENDED
                                               OCTOBER 31,           ENDED                      AUGUST 31,
                                          ---------------------   OCTOBER 31,    -----------------------------------------
                                            1998#        1997         1996         1996          1995**            1994
                                          ---------    --------   ------------   ---------      ---------        ---------
Net asset value, beginning of period....   $  18.63    $  17.60     $ 16.97      $   16.22      $   17.03        $   14.56
                                          ---------    --------   ------------   ---------      ---------        ---------
Net investment income (loss)............       0.09+       0.10       (0.01)          0.07           0.07             0.05
Net realized and unrealized gains from
 investments,
 futures and foreign currency...........       0.35+       1.51        0.64           1.25           0.37             2.63
                                          ---------    --------   ------------   ---------      ---------        ---------
Net increase from investment
 operations.............................       0.44        1.61        0.63           1.32           0.44             2.68
                                          ---------    --------   ------------   ---------      ---------        ---------
Distributions from net realized gains...      (2.48)      (0.58)     --              (0.57)         (1.25)           (0.21)
                                          ---------    --------   ------------   ---------      ---------        ---------
Net asset value, end of period..........   $  16.59    $  18.63     $ 17.60      $   16.97      $   16.22        $   17.03
                                          ---------    --------   ------------   ---------      ---------        ---------
                                          ---------    --------   ------------   ---------      ---------        ---------
Total investment return (1).............       2.86%       9.31%       3.71%          8.39%          3.54%           18.49%
                                          ---------    --------   ------------   ---------      ---------        ---------
                                          ---------    --------   ------------   ---------      ---------        ---------
Ratios/Supplemental Data:
Net assets, end of period (000's).......   $ 51,025    $ 57,683     $63,225      $  61,736      $  57,150        $  28,390
Expenses to average net assets..........       1.21%       1.10%       1.18%*         1.17%          1.46%(2)         1.33%
Net investment income (loss) to average
 net assets.............................       0.50%       0.36%      (0.45)%*        0.46%          0.36%(2)         0.32%
Portfolio turnover rate.................        151%         86%          3%            33%            40%              51%

-----------------

*  Annualized

** Investment Advisory functions for the Fund were transferred from Kidder
   Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.

# Effective October 1, 1998, Invista Capital Management, Inc. took over the day-to-day management of the international portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and international investments and manages the domestic portion of the Fund's assets.

+  Calculated using the average monthly shares outstanding for the year.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results would be lower if program fees were included. Total investment returns for periods of less than a year have not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.06% for Class Y shares.

                 (This page has been left blank intentionally.)

PAINEWEBBER EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                                                  CLASS A
                                          ---------------------------------------------------------------------------------------
                                                                          FOR THE             FOR THE YEARS
                                          FOR THE YEARS ENDED OCTOBER   FOUR MONTHS               ENDED                FOR THE
                                                      31,                  ENDED                JUNE 30,             PERIOD ENDED
                                          ---------------------------   OCTOBER 31,    ---------------------------     JUNE 30,
                                              1998         1997***          1996           1996          1995**         1994+
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period....  $       9.39   $       9.46   $    10.06     $       9.73   $      10.79   $    12.00
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)............         (0.01)@        (0.06)       (0.13)           (0.14)         (0.04)        0.04
Net realized and unrealized gains
 (losses) from investments and foreign
 currency...............................         (2.86)@        (0.01)       (0.47)            0.47          (0.97)       (1.25)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) from investment
 operations.............................         (2.87)         (0.07)       (0.60)            0.33          (1.01)       (1.21)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Dividends from net investment income....       --             --            --              --               (0.05)      --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, end of period..........  $       6.52   $       9.39   $     9.46     $      10.06   $       9.73   $    10.79
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total investment return (1).............        (30.56)%        (0.74)%      (5.96)%           3.39%         (9.29)%     (10.08)%
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $      4,237   $      9,222   $   14,992     $     20,680   $     33,043   $   46,758
Expenses, net of fee waivers, to average
 net assets.............................          2.44%          2.44%        2.44%*           2.44%          2.44%        2.47%*
Expenses, before fee waivers, to average
 net assets.............................          3.71%          3.01%        3.48%*           3.42%          2.54%        2.47%*
Net investment income (loss), net of fee
 waivers, to average net assets.........         (0.16)%        (0.40)%      (1.42)%*         (0.52)%        (0.76)%       0.72%*
Net investment income (loss), before fee
 waivers, to average net assets.........         (1.43)%        (0.97)%      (2.46)%*         (1.50)%        (0.86)%       0.72%*
Portfolio turnover rate.................            64%            87%          22%              69%            76%           8%

---------------

+    For the period January 19, 1994 (commencement of operations) to June 30,
     1994.

++ For the period December 5, 1995 (commencement of offering of shares) to June 30, 1996.

@    Calculated using the average monthly shares outstanding for the year.

*    Annualized

** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.

*** Investment Sub-Advisory functions for the Fund were transferred from Emerging Markets Management to Schroder Capital Management International Inc. effective February 25, 1997.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

                                                                     CLASS B
                                          -------------------------------------------------------------
                                               FOR THE YEARS ENDED           FOR THE         FOR THE
                                                   OCTOBER 31,             FOUR MONTHS    PERIOD ENDED
                                          -----------------------------   ENDED OCTOBER     JUNE 30,
                                              1998           1997***        31, 1996         1996++
                                          -------------   -------------   -------------   -------------
Net asset value, beginning of period....       $   9.19        $   9.32        $ 9.94          $ 9.13
                                          -------------   -------------   -------------         -----
Net investment income (loss)............          (0.08)@         (0.10)        (0.07)          (0.01)
Net realized and unrealized gains
 (losses) from investments and foreign
 currency...............................          (2.74)@         (0.03)        (0.55)           0.82
                                          -------------   -------------   -------------         -----
Net increase (decrease) from investment
 operations.............................          (2.82)          (0.13)        (0.62)           0.81
                                          -------------   -------------   -------------         -----
Dividends from net investment income....       --              --             --              --
                                          -------------   -------------   -------------         -----
Net asset value, end of period..........       $   6.37        $   9.19        $ 9.32          $ 9.94
                                          -------------   -------------   -------------         -----
                                          -------------   -------------   -------------         -----
Total investment return (1).............         (30.69)%         (1.39)%       (6.24)%          8.87%
                                          -------------   -------------   -------------         -----
                                          -------------   -------------   -------------         -----
Ratios/Supplemental Data:
Net assets, end of period (000's).......       $    461        $  1,598        $  879          $  936
Expenses, net of fee waivers, to average
 net assets.............................           3.19%           3.19%         3.19%*          3.19%*
Expenses, before fee waivers, to average
 net assets.............................           4.92%           3.82%         4.23%*          4.97%*
Net investment income (loss), net of fee
 waivers, to average net assets.........          (0.99)%         (1.25)%       (2.12)%*        (0.21)%*
Net investment income (loss), before fee
 waivers, to average net assets.........          (2.72)%         (1.88)%       (3.16)%*        (1.99)%*
Portfolio turnover rate.................             64%             87%           22%             69%

                                                                          CLASS C
                                          ------------------------------------------------------------------------
                                                                    FOR THE          FOR THE YEARS        FOR THE
                                           FOR THE YEARS ENDED    FOUR MONTHS            ENDED            PERIOD
                                               OCTOBER 31,           ENDED             JUNE 30,            ENDED
                                          ---------------------   OCTOBER 31,    ---------------------   JUNE 30,
                                            1998       1997***        1996         1996       1995**       1994+
                                          ---------   ---------   ------------   ---------   ---------   ---------
Net asset value, beginning of period....  $    9.17   $    9.32     $  9.94      $    9.67   $   10.75   $ 12.00
                                          ---------   ---------   ------------   ---------   ---------   ---------
Net investment income (loss)............      (0.08)@     (0.14)      (0.22)         (0.24)      (0.17)    --
Net realized and unrealized gains
 (losses) from investments and foreign
 currency...............................      (2.77)@     (0.01)      (0.40)          0.51       (0.90)    (1.25)
                                          ---------   ---------   ------------   ---------   ---------   ---------
Net increase (decrease) from investment
 operations.............................      (2.85)      (0.15)      (0.62)          0.27       (1.07)    (1.25)
                                          ---------   ---------   ------------   ---------   ---------   ---------
Dividends from net investment income....     --          --          --             --           (0.01)    --
                                          ---------   ---------   ------------   ---------   ---------   ---------
Net asset value, end of period..........  $    6.32   $    9.17     $  9.32      $    9.94   $    9.67   $ 10.75
                                          ---------   ---------   ------------   ---------   ---------   ---------
                                          ---------   ---------   ------------   ---------   ---------   ---------
Total investment return (1).............     (31.08)%     (1.61)%     (6.24)%         2.79%     (10.01)%  (10.42)%
                                          ---------   ---------   ------------   ---------   ---------   ---------
                                          ---------   ---------   ------------   ---------   ---------   ---------
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $   2,575   $   5,345     $ 7,882      $  11,561   $  18,551   $26,721
Expenses, net of fee waivers, to average
 net assets.............................       3.19%       3.19%       3.19%*         3.19%       3.19%     3.22%*
Expenses, before fee waivers, to average
 net assets.............................       4.42%       3.78%       4.23%*         4.17%       3.29%     3.22%*
Net investment income (loss), net of fee
 waivers, to average net assets.........      (0.96)%     (1.18)%     (2.16)%*       (1.28)%     (1.50)%   (0.03)%*
Net investment income (loss), before fee
 waivers, to average net assets.........      (2.19)%     (1.77)%     (3.20)%*       (2.26)%     (1.60)%   (0.03)%*
Portfolio turnover rate.................         64%         87%         22%            69%         76%        8%

PAINEWEBBER EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS(CONCLUDED)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                  CLASS Y
                                          ---------------------------------------------------------------------------------------
                                                                          FOR THE             FOR THE YEARS
                                                 FOR THE YEARS          FOUR MONTHS               ENDED                FOR THE
                                               ENDED OCTOBER 31,           ENDED                JUNE 30,             PERIOD ENDED
                                          ---------------------------   OCTOBER 31,    ---------------------------     JUNE 30,
                                              1998         1997***          1996           1996          1995**         1994+
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period....  $       9.46   $       9.51   $    10.11     $       9.75   $      10.80   $    12.00
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)............         (0.01)@        (0.02)       (0.05)           (0.01)          0.01         0.05
Net realized and unrealized gains
 (losses) from investments and foreign
 currency...............................         (2.87)@        (0.03)       (0.55)            0.37          (0.99)       (1.25)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) from investment
 operations.............................         (2.88)         (0.05)       (0.60)            0.36          (0.98)       (1.20)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Dividends from net investment income....       --             --            --              --               (0.07)      --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, end of period..........  $       6.58   $       9.46   $     9.51     $      10.11   $       9.75   $    10.80
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total investment return (1).............        (30.44)%        (0.53)%      (5.93)%           3.69%         (9.03)%     (10.00)%
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $        877   $     10,053   $   11,375     $     12,979   $     12,332   $   15,435
Expenses, net of fee waivers, to average
 net assets.............................          2.19%          2.19%        2.19%*           2.19%          2.19%        2.22%*
Expenses, before fee waivers, to average
 net assets.............................          3.36%          2.69%        3.23%*           3.29%          2.29%        2.22%*
Net investment income (loss), net of fee
 waivers, to average net assets.........         (0.08)%        (0.15)%      (1.13)%*         (0.15)%        (0.51)%       0.97%*
Net investment income (loss), before fee
 waivers, to average net assets.........         (1.25)%        (0.65)%      (2.17)%*         (1.25)%        (0.61)%       0.97%*
Portfolio turnover rate.................            64%            87%          22%              69%            76%           8%

---------------

+    For the period January 19, 1994 (commencement of operations) to June 30,
     1994.

@    Calculated using the average monthly shares outstanding for the year.

*    Annualized

** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.

*** Investment Sub-Advisory functions for the Fund were transferred from Emerging Markets Management to Schroder Capital Management International Inc. effective February 25, 1997.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results would be lower if program fees were included. Total investment returns for periods of less than one year have not been annualized.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout the period is presented below:

                                         CLASS A                      CLASS B                      CLASS C               CLASS Y
                                --------------------------   --------------------------   --------------------------   -----------
                                                FOR THE                      FOR THE                      FOR THE        FOR THE
                                  FOR THE        PERIOD        FOR THE        PERIOD        FOR THE        PERIOD        PERIOD
                                YEAR ENDED       ENDED       YEAR ENDED       ENDED       YEAR ENDED       ENDED          ENDED
                                OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                   1998          1997+          1998          1997+          1998          1997+         1998++
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
Net asset value, beginning of
 period.......................    $  8.96       $ 12.50        $  8.92       $ 12.50        $  8.92       $ 12.50        $  8.66
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
Net investment income
 (loss).......................       0.00@         0.03          (0.06)@       (0.03)         (0.06)@       (0.03)          0.06@
Net realized and unrealized
 losses from investments and
 foreign currency.............      (2.14)@       (3.57)         (2.12)@       (3.55)         (2.12)@       (3.55)         (1.93)@
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
Net decrease from investment
 operations...................      (2.14)        (3.54)         (2.18)        (3.58)         (2.18)        (3.58)         (1.87)
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
Net asset value, end of
 period.......................    $  6.82       $  8.96        $  6.74       $  8.92        $  6.74       $  8.92        $  6.79
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
Total investment return (1)...     (23.88)%      (28.32)%       (24.44)%      (28.64)%       (24.44)%      (28.64)%       (21.59)%
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)......................    $11,526       $21,466        $12,746       $22,949        $ 6,220       $13,887        $    47
Expenses to average net
 assets.......................       2.88%         2.33%*         3.63%         3.12%*         3.60%         3.10%*         2.66%*
Net investment income (loss)
 to average net assets........      (0.02)%        0.37%*        (0.78)%       (0.43)%*       (0.79)%       (0.42)%*        1.46%*
Portfolio turnover rate.......         59%           13%            59%           13%            59%           13%            59%

-----------------

*    Annualized

+ For the period March 25, 1997 (commencement of operations) through October 31, 1997.

++ For the period March 13, 1998 (commencement of offering) through October 31, 1998.

@    Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results for each class (except Class Y) would be lower if sales charges or program fees were included. Total investment returns for periods less than a year have not been annualized.

PAINEWEBBER GLOBAL EQUITY FUND
PAINEWEBBER EMERGING MARKETS EQUITY FUND
PAINEWEBBER ASIA PACIFIC GROWTH FUND

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Boards of Trustees and Shareholders

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of PaineWebber Global Equity Fund, PaineWebber Emerging Markets Equity Fund and PaineWebber Asia Pacific Growth Fund as of October 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Global Equity Fund, PaineWebber Emerging Markets Equity Fund and PaineWebber Asia Pacific Growth Fund at October 31, 1998, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                             [ERNST & YOUNG SIGNATURE]

New York, New York
December 21, 1998

PAINEWEBBER GLOBAL EQUITY FUND

TAX INFORMATION (UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (October 31, 1998) as to the federal tax status of distributions received by shareholders during such fiscal year from each Fund. Accordingly, we are advising you that all of the distributions paid by the PaineWebber Global Equity Fund were made from long-term capital gains in the amount of $2.4768 per share for each class and that no distributions were paid by the PaineWebber Emerging Markets Equity Fund or the PaineWebber Asia Pacific Growth Fund.

  Dividends received by tax-exempt recipients (e.g. IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting.

  Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1998. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and is mailed in January 1999. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each Fund.

PAINEWEBBER GLOBAL EQUITY FUND

SHAREHOLDER INFORMATION (UNAUDITED)

  A Special Meeting of Shareholders of PaineWebber Investment Trust--PaineWebber Global Equity Fund, was held on September 24, 1998, at which the following proposals were approved by shareholders by the vote indicated beneath each item:

   PROPOSAL 1(A)

  To approval or disapprove an amended Investment Advisory and Administration Agreement between PaineWebber Investment Trust and Mitchell Hutchins Asset Management Inc. applicable to PaineWebber Global Equity Fund.

               SHARES FOR
  SHARES     AS A % OF TOTAL   SHARES     SHARES
 VOTED FOR    SHARES VOTED     AGAINST    ABSTAIN
-----------  ---------------  ---------  ---------
12,971,830         93.54%       551,272    344,138

   PROPOSAL 1(B)

  To approve or disapprove a new Sub-Advisory Contract between Mitchell Hutchins Asset Management Inc. and Invista Capital Management, Inc.

               SHARES FOR
  SHARES     AS A % OF TOTAL   SHARES     SHARES
 VOTED FOR    SHARES VOTED     AGAINST    ABSTAIN
-----------  ---------------  ---------  ---------
12,955,103         93.42%       352,459    559,678

   PROPOSAL 2

  To approve or disapprove a policy to permit the Board of Trustees to appoint and terminate sub-advisers, to enter into Sub-Advisory Contracts and to approve amendments to Sub-Advisory Contracts, on behalf of Global Equity Fund without further shareholder approval.

               SHARES FOR
  SHARES     AS A % OF TOTAL   SHARES     SHARES
 VOTED FOR    SHARES VOTED     AGAINST    ABSTAIN
-----------  ---------------  ---------  ---------
12,700,943         91.59%       543,696    622,600

TRUSTEES

E. Garrett Bewkes, Jr.               Mary C. Farrell
CHAIRMAN
                                     Meyer Feldberg
Margo N. Alexander
                                     George W. Gowen
Richard Q. Armstrong
                                     Frederic V. Malek
Richard R. Burt
                                     Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander                   T. Kirkham Barneby
PRESIDENT                            VICE PRESIDENT,
                                     PAINEWEBBER INVESTMENT TRUST
Victoria E. Schonfeld
VICE PRESIDENT                       Mark A. Tincher
                                     VICE PRESIDENT
Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER



INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

INVESTMENT SUBADVISERS

Invista Capital Management Inc.
1800 Hub Tower
699 Walnut
Des Moines, Iowa 50309

Schroder Capital Management International Inc.
1301 Avenue of the Americas
New York, New York 10019

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
-    High Income Fund
-    Investment Grade Income Fund
-    Low Duration U.S. Government Income Fund
-    Strategic Income Fund
-    U.S. Government Income Fund

TAX-FREE BOND FUNDS
-    California Tax-Free Income Fund
-    Municipal High Income Fund
-    National Tax-Free Income Fund
-    New York Tax-Free Income Fund

STOCK FUNDS
-    Financial Services Growth Fund
-    Growth Fund
-    Growth and Income Fund
-    Mid Cap Fund
-    Small Cap Fund
-    S&P 500 Index Fund
-    Tax-Managed Equity Fund
-    Utility Income Fund

ASSET ALLOCATION FUNDS
-    Balanced Fund
-    Tactical Allocation Fund

GLOBAL FUNDS
-    Asia Pacific Growth Fund
-    Emerging Markets Equity Fund
-    Global Equity Fund
-    Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
-    Aggressive Portfolio
-    Moderate Portfolio
-    Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND


           PAINEWEBBER
-C-1998 PaineWebber Incorporated
           Member SIPC


PAINEWEBBER
-------------------------------------------------------------------------------
ANNUAL REPORT

GLOBAL EQUITY
FUND

EMERGING
MARKETS
EQUITY FUND

ASIA PACIFIC
GROWTH FUND





OCTOBER 31, 1998